UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

June 30, 2006

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Maturing Government Bond 2006 Portfolio

Maturing Government Bond 2010 Portfolio

Money Market

Money Market Portfolio

Variable Life Insurance*

Variable Adjustable Life

Variable Adjustable Life-Second Death

Variable Adjustable Life-Horizon

Variable Adjustable Life-Summit

Variable Adjustable Life-Survivor

Variable Annuities*

MultiOption® Advisor B, C, L

MultiOption® Achiever

MultiOption® Classic

MultiOption® Select

MultiOption® Single

MultiOption® Flexible

Megannuity

University of Minnesota MultiOption® Annuity

Adjustable Income Annuity

FlexAnnuity Plus

InvestAnnuity Plus

Individual Accumulation Annuity

Group Accumulation Annuity

Group Variable Life*

Variable Group Universal Life

*Securities offered through Securian Financial Services, Inc.
Member NASD/SIPC

Semi-Annual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Variable Products

Bond Portfolio

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments.

How did the portfolio perform during the period?

The Lehman Brothers Aggregate Bond Index** returned -0.72 percent through the first six months of 2006. The portfolio returned -0.38 percent* on a net basis for the first half of 2006, outperforming the benchmark.

Ten Largest Bond Holdings

Security description	Market value	% of bond portfolio
U.S. Treasury Note—3.375%, 10/15/09	$10,484,537	3.2%
Federal National Mortgage Association—5.500%, 04/01/34	6,440,830	2.0%
U.S. Treasury Note—2.50%, 10/31/06	6,096,907	1.9%
Federal Home Loan Mortgage Corporation—5.500%, 07/01/35	6,053,385	1.9%
Federal Home Loan Mortgage Corporation—5.500%, 05/01/34	5,448,983	1.7%
U.S. Treasury Note—6.250%, 06/15/07	4,524,786	1.4%
Federal Home Loan Bank—3.250%, 08/11/06	4,489,376	1.4%
Federal Home Loan Mortgage Corporation—5.500%, 10/01/35	4,097,085	1.3%
Federal National Mortgage Association—6.500%, 09/01/32	3,907,715	1.2%
Bear Stearns Commercial Mortgage Securities, Inc.-144A Issue—6.000%, 07/15/31	3,780,802	1.2%
	$55,324,406	17.2%

Asset Quality (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Bond Portfolio,
Lehman Brothers Aggregate Bond Index** and Consumer Price Index

On the chart above you can see how the Bond Portfolio's total return compared to the Lehman Brothers Aggregate Bond Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1996 through June 30, 2006, assuming reinvestment of distributions, if any.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

How did the portfolio perform during the period?

The portfolio had a net return of 1.96 percent*, underperforming the Lehman Three-Month Treasury Bill Index, which returned 2.20 percent for six months ending June 30, 2006.

Sector Diversification (shown as a percentage of net assets)

  Average Days to Maturity

  Seven-Day Compound Yield*

The yield quotation more closely represents the current earnings of the Money Market Portfolio than the total return quotation.

The seven-day compound yield is computed by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period, dividing that change by seven, adding one to the quotient, raising the sum to the 365th power and subtracting one from the result.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Mortgage Securities Portfolio

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred in connection with the Mortgage Securities Portfolio include, but are not limited to, both prepayment risk, which is the risk that falling interest rates may increase prepayments of mortgages and cause the Portfolio to reinvest prepayment proceeds at lower rates of interest, and extension risk, which is the risk that rising interest rates may cause mortgages to be prepaid more slowly than expected, resulting in slower prepayments of mortgage-backed securities held by the Portfolio. In addition, the net asset value of Mortgage Securities may fluctuate in response to changes in interest rates and are not guaranteed.

How did the portfolio perform during the period?

The portfolio generated a net return of 0.40 percent*, underperforming the Lehman Brothers Mortgage-Backed Securities Index**, which returned -0.06 percent for the six months ending June 30, 2006.

Sector Diversification (shown as a percentage of net assets)

Asset Quality (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Mortgage Securities Portfolio, Lehman Brothers Mortgage-Backed Securities Index** and Consumer Price Index

On the chart above you can see how the Mortgage Securities Portfolio's total return compared to the Lehman Brothers Mortgage-Backed Securities Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1996 through June 30, 2006, assuming reinvestment of distributions, if any.

* The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide and economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

How did the Portfolio perform during the period?

For the six month period ending June 30, 2006, the portfolio finished up 2.46 percent*, underperforming the Standard & Poor's 500 Index**, which was up 2.71 percent.

Ten Largest Stock Holdings

Security description	Shares	Market value	% of stock portfolio
Exxon Mobil Corporation	322,985	$19,815,127	3.2%
General Electric Company	555,099	18,296,063	3.0%
Citigroup, Inc.	265,380	12,801,931	2.1%
Bank of America Corporation	243,614	11,717,833	1.9%
Microsoft Corporation	468,332	10,912,135	1.8%
Procter & Gamble Company	175,175	9,739,730	1.6%
Johnson & Johnson	158,069	9,471,495	1.6%
Pfizer, Inc.	391,159	9,180,502	1.5%
American International Group, Inc.	138,661	8,187,932	1.3%
Altria Group, Inc.	111,471	8,185,316	1.3%
		$118,308,064	19.3%

Sector Diversification (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Index 500 Portfolio,
S&P 500® Index** and Consumer Price Index

On the chart above you can see how the Index 500 Portfolio's total return compared to the S&P 500 Index (as adjusted for dividend reinvestment) and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1996 through June 30, 2006, assuming reinvestment of distributions, if any.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

+"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

This sub-account seeks investment results generally corresponding to the Index from which the sub-account takes its name. You may not invest directly in an Index.

Maturing Government Bond 2006 Portfolio

Maturing Government Bond 2010 Portfolio

The Maturing Government Bond 2006 and 2010 Portfolios seek as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. The Portfolios invest primarily in U.S. Government and Agency zero coupon fixed income securities with maturities near the 2006 and 2010 liquidation dates of each Portfolio.

How did the portfolios perform during the period?

For the six months ended June 30, 2006, the Maturing Government Bond portfolios generated the following net returns:

Maturing Government Bond Portfolio 2006:	0.31	percent*
Maturing Government Bond Portfolio 2010:	-2.05	percent*

For the same period, the portfolios' benchmarks, the Ryan Lab's U.S. Treasury Strip Indexes of comparable maturity, generated the following returns:

Ryan Labs September 2006 Index of U.S. Treasury strips**:	2.02	percent
Ryan Labs September 2010 Index of U.S. Treasury strips**:	-0.06	percent

Maturing Government Bond 2006 Portfolio
Sector Diversification (shown as a percentage of net assets)

Maturing Government Bond 2010 Portfolio
Sector Diversification (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Maturing Government Bond 2006
Portfolio, Ryan Labs, Inc. September 2006 Index of Treasury Strips
and Consumer Price Index

On the chart above you can see how the Maturing Government Bond 2006 Portfolio's total return compared to the Ryan Labs, Inc. September 2006 Index of Treasury Strips and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1996 through June 30, 2006, assuming reinvestment of distributions, if any.

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Maturing Government Bond 2010
Portfolio, Ryan Labs, Inc. September 2010 Index of Treasury Strips
and Consumer Price Index

On the chart above you can see how the Maturing Government Bond 2010 Portfolio's total return compared to the Ryan Labs, Inc. September 2010 Index of Treasury Strips and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1996 through June 30, 2006, assuming reinvestment of distributions, if any.

* The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Ryan Labs, Inc. September 2006 and 2010 Index of U.S. Treasury Strips consists of all active zero-coupon U.S. Treasury issues with maturities in September 2006 and 2010, respectively.

International Bond Portfolio

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Julius Baer Investments Limited provides investment advice to the International Bond Portfolio under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks, include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

How did the portfolio perform during the period?

For the six months ending June 30, 2006, the portfolio returned 1.91 percent*, underperforming the benchmark, the Citigroup Non-US World Government Bond Index** return of 3.84 percent for the same period.

Ten Largest Bond Holdings

Security description	Market value	% of bond portfolio
United Kingdom Gilt (GBP)—4.500%, 03/07/07	$6,094,072	9.6%
United Kingdom Gilt (GBP)—7.500%, 12/07/06	4,678,850	7.4%
United States Treasury Bond—5.375%, 02/15/31	4,023,287	6.3%
United States Treasury Bond—2.000%, 01/15/16	3,774,006	6.0%
Ireland Government Bond (EUR)—3.250%, 04/18/09	3,184,686	5.0%
Kingdom of Belgium (EUR)—3.750%, 09/28/15	3,152,100	4.9%
Kingdom of Denmark (EUR)—3.125%, 10/15/09	3,099,201	4.9%
Kingdom of Sweden (EUR)—5.000%, 01/28/09	3,030,170	4.8%
Finland Government Bond (EUR)—5.000%, 07/04/07	2,597,363	4.1%
Mexican Bonos (MXN)—9.000%, 12/24/09	2,590,324	4.1%
	$36,224,059	57.1%

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in International Bond Portfolio,
CitiGroup Non-U.S. World Government Bond Index** and Consumer Price Index

On the chart above you can see how the International Bond Portfolio's total return compared to the CitiGroup Non-USD World Government Bond Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the International Bond Portfolio (October 1, 1997) through June 30, 2006, assuming reinvestment of distributions, if any.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup Non U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

Index 400 Mid-Cap Portfolio

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy.

How did the Portfolio perform during the period?

For the six month period ending June 30, 2006, the portfolio finished up 4.03 percent*, underperforming the Standard & Poor's 400 Index**, which was up 4.24 percent.

Ten Largest Stock Holdings

Security description	Shares	Market value	% of stock portfolio
Peabody Energy Corporation	31,600	$1,761,700	1.3%
Expeditors International Washington, Inc.	25,496	1,428,031	1.1%
Cognizant Technology Solutions Corporation	16,758	1,128,986	0.9%
CH Robinson Worldwide, Inc.	20,734	1,105,122	0.8%
Smith International, Inc.	23,938	1,064,523	0.8%
Noble Energy, Inc.	21,145	990,855	0.8%
Precision Castparts Corporation	16,002	956,279	0.7%
Microchip Technology, Inc.	25,589	858,511	0.7%
ENSCO International, Inc.	18,355	844,697	0.6%
Questar Corporation	10,216	822,286	0.6%
		$10,960,990	8.3%

Sector Diversification (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Index 400 Mid-Cap Portfolio,
S&P MidCap 400® Index** and Consumer Price Index

On the chart above you can see how the Index 400 Mid-Cap Portfolio's total return compared to the S&P 400 MidCap Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Index 400 Mid-Cap Portfolio (October 1, 1997) through June 30, 2006, assuming reinvestment of distributions, if any.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

This sub-account seeks investment results generally corresponding to the Index from which the sub-account takes its name. You may not invest directly in an Index.

Real Estate Securities Portfolio

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

How did the fund perform during the period?

For the six months ending June 30, 2006 the portfolio generated a net return of 12.26 percent*, underperforming the benchmark, the Dow Jones Wilshire Real Estate Securities Index** (DJWRESI) return of 14.18 percent for the same period.

Ten Largest Stock Holdings

Security description	Shares	Market value	% of stock portfolio
ProLogis	154,576	$8,056,501	6.6%
Simon Property Group, Inc.	88,100	7,307,014	5.9%
Equity Residential	116,800	5,224,464	4.2%
Starwood Hotels & Resorts Worldwide, Inc.	78,300	4,724,622	3.8%
Vornado Realty Trust	45,400	4,428,770	3.6%
Brookfield Properties Company	136,100	4,378,337	3.6%
General Growth Properties, Inc.	89,020	4,011,241	3.3%
Kimco Realty Corporation	108,800	3,970,112	3.2%
Camden Property Trust	50,900	3,743,695	3.0%
Host Hotels & Resorts, Inc.	166,540	3,642,230	3.0%
		$49,486,986	40.2%

Sector Diversification (shown as a percentage of net assets)

Comparison of Change in Investment Value*
A Hypothetical $10,000 Investment in Real Estate Securities Portfolio,
Dow Jones Wilshire Associates Real Estate Securities Index** and Consumer Price Index

On the chart above you can see how the Real Estate Securities Portfolio's total return compared to the Wilshire Associates Real Estate Securities Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Real Estate Securities Portfolio (May 1, 1998) through June 30, 2006, assuming reinvestment of distributions, if any.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Dow Jones-Wilshire Associates Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (94.4%)
Government Obligations (41.6%)
U.S. Government and Agency Obligations (41.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (8.3%)
$1,550,000		3.500%	02/15/30	$1,419,995
1,622,994		5.000%	04/01/35	1,516,895
906,960		5.000%	08/01/35	847,670
1,825,000		5.250%	04/18/16	1,785,224
744,053		5.500%	12/01/17	731,534
1,343,165		5.500%	06/01/20	1,317,856
2,285,776	(o)	5.500%	10/01/20	2,242,706
5,643,040	(o)	5.500%	05/01/34	5,448,983
2,861,876	(o)	5.500%	10/01/34	2,761,915
2,571,407	(l)	5.500%	07/01/35	2,471,421
3,730,000	(i)	5.500%	07/01/35	3,581,964
4,259,214	(o)	5.500%	10/01/35	4,097,085
423,150	(o)	6.500%	09/01/32	429,108
				28,652,356
Federal National Mortgage Association (FNMA) (21.8%)
3,635,000	(j) (l) (o)	3.000%	03/02/07	3,575,008
2,150,000		3.250%	01/15/08	2,080,144
1,375,000	(o)	3.500%	01/28/08	1,334,242
500,000		4.250%	05/15/09	484,503
3,150,386		4.500%	03/01/35	2,856,088
2,714,540		4.500%	09/01/35	2,460,957
300,104	(o)	5.000%	05/01/18	289,684
613,172		5.000%	06/01/18	591,966
1,330,330	(l)	5.000%	07/01/18	1,284,133
846,017	(o)	5.000%	11/01/33	794,665
388,816		5.000%	05/01/34	364,615
2,543,108		5.000%	08/01/35	2,378,759
2,900,000		5.125%	01/02/14	2,783,205
1,262,538		5.500%	01/01/17	1,241,428
207,058		5.500%	09/01/17	203,682
919,381		5.500%	02/01/18	904,431
1,713,546	(o)	5.500%	03/01/18	1,685,186
3,593,601	(l) (o)	5.500%	04/01/33	3,468,375
1,554,339	(o)	5.500%	05/01/33	1,500,195
1,051,285		5.500%	12/01/33	1,014,521
3,523,898	(o)	5.500%	01/01/34	3,399,506
1,190,557	(o)	5.500%	02/01/34	1,149,239
3,264,705	(o)	5.500%	03/01/34	3,150,056
6,176,825	(o)	5.500%	04/01/34	5,957,040
502,351	(l)	5.500%	04/01/34	483,790
750,000	(i)	5.500%	07/01/34	720,234
491,578		5.500%	09/01/34	473,582
1,798,725	(o)	5.500%	02/01/35	1,732,267
2,407,599		5.500%	10/01/35	2,315,847
1,108,313		6.000%	09/01/17	1,113,183

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$2,560,701		6.000%	10/01/32	$2,538,695
1,938,338	(o)	6.000%	11/01/32	1,921,763
3,343,572	(o)	6.000%	03/01/33	3,314,008
328,024		6.000%	04/01/33	323,862
1,594,488		6.437%	01/01/08	1,595,294
679,974	(l)	6.500%	12/01/31	689,231
183,813		6.500%	02/01/32	186,112
1,042,042		6.500%	04/01/32	1,056,225
406,441		6.500%	05/01/32	411,990
815,562	(o)	6.500%	07/01/32	825,674
1,095,627		6.500%	08/01/32	1,110,368
770,549		6.500%	09/01/32	780,864
3,085,291	(o)	6.500%	09/01/32	3,126,851
882,010		6.500%	10/01/32	891,876
615,585		7.000%	07/01/31	636,326
873,987		7.000%	09/01/31	899,951
102,863	(o)	7.000%	09/01/31	105,699
981,704		7.000%	11/01/31	1,008,719
308,908		7.000%	02/01/32	318,052
148,228		7.000%	03/01/32	152,595
676,957		7.000%	07/01/32	695,975
535,768		7.500%	04/01/31	557,830
231,523		7.500%	05/01/31	241,207
				75,179,698
Government National Mortgage Association (GNMA) (1.4%)
—	(c) (g) (o)	0.973%	06/17/45	1,627,822
650,428	(o)	5.500%	12/15/34	630,998
365,000	(i)	5.500%	07/01/35	353,708
2,150,000	(i)	6.000%	07/01/36	2,131,858
24,387		8.500%	10/15/22	26,276
13,163		8.500%	12/15/22	14,182
				4,784,844
Other Agency Obligations (1.3%)
4,500,000	Federal Home Loan Bank (o)	3.250%	08/11/06	4,489,376
U.S. Treasury (8.4%)
1,450,000	U.S. Treasury Bond (o)	5.375%	02/15/31	1,475,036
1,151,640	U.S. Treasury Inflation Indexed Notes (h)	1.875%	07/15/13	1,106,339
6,150,000	U.S. Treasury Note (o)	2.500%	10/31/06	6,096,907
11,060,000	U.S. Treasury Note (o)	3.375%	10/15/09	10,484,537
2,500,000	U.S. Treasury Note (o)	4.250%	11/30/07	2,466,992
1,900,000	U.S. Treasury Note (o)	4.250%	11/15/14	1,786,891
950,000	U.S. Treasury Note (o)	4.375%	08/15/12	913,855
4,500,000	U.S. Treasury Note (o)	6.250%	02/15/07	4,524,786
				28,855,343
		Total U.S. government and agency obligations (cost: $145,846,139)		141,961,617

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Government Obligations (.4%)
Provincial or Local Government Obligations (.4%)
$1,500,000	Province of Quebec (b)	7.000%	01/30/07	$1,510,996
		Total other government obligations (cost: $1,533,718)		1,510,996
Corporate Obligations (52.8%)
Capital Goods (1.0%)
Manufacturing (1.0%)
3,230,000	Tyco International Group SA (b)	7.000%	06/15/28	3,370,805
Communication Services (1.2%)
Broadcasting (.8%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,585,808
Cellular (.4%)
1,560,000	Vodafone Group PLC (b)	5.750%	03/15/16	1,484,303
Consumer Cyclical (1.5%)
Beverage (1.0%)
3,395,000	SABMiller PLC-144A Issue (b) (f) (i)	6.500%	07/01/16	3,422,286
Textiles (.5%)
1,000,000	Mohawk Industries, Inc.	5.750%	01/15/11	982,073
1,000,000	Mohawk Industries, Inc.	6.125%	01/15/16	964,048
				1,946,121
Consumer Staples (.4%)
Entertainment (.4%)
1,500,000	Viacom, Inc.-144A Issue (f)	6.875%	04/30/36	1,447,592
Energy (.6%)
Pipelines (.6%)
2,120,000	Energy Transfer Partners, L.P.	5.650%	08/01/12	2,045,914
Financial (41.7%)
Asset-Backed Securities (7.5%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	690,698
2,897	Associates Manufactured Housing Pass-Through Certificates	6.900%	06/15/27	2,898
1,900,000	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,924,481
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,105,969
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,537,692
1,755,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	5.200%	12/15/35	1,608,452
1,053,928	Green Tree Financial Corporation	6.400%	10/15/18	1,058,493
728,912	Green Tree Financial Corporation	7.350%	05/15/27	744,944
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,264,222
419,014	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	417,806
779,159	Mid-State Trust	7.400%	07/01/35	795,987
272,474	MMCA Automobile Trust	4.560%	11/16/09	271,351
2,011,635	MMCA Automobile Trust	4.600%	08/17/09	2,002,455
999,744	MMCA Automobile Trust	4.670%	03/15/10	991,562
485,126	MMCA Automobile Trust	5.370%	01/15/10	483,442

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$615,721	National Collegiate Trust	7.240%	09/20/14	$582,208
1,018,288	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,018,351
440,000	Origen Manufactured Housing	5.605%	05/15/22	426,724
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,433,677
725,000	Origen Manufactured Housing	5.730%	11/15/35	681,381
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	680,103
1,100,000	Residential Funding Mortgage Securities (m)	5.090%	07/25/33	1,090,239
928,351	Vanderbilt Mortgage Finance 1997-A (c)	6.180%	03/07/28	927,673
				25,740,808
Auto Finance (1.8%)
3,140,000	ERAC USA Finance Company-144A Issue (f)	5.900%	11/15/15	3,042,418
1,525,000	Ford Motor Credit Company (c)	6.120%	11/16/06	1,524,096
1,675,000	General Motors Acceptance Corporation (c)	5.968%	01/16/07	1,670,020
				6,236,534
Banks (.9%)
1,750,000	BAC Capital Trust XI	6.625%	05/23/36	1,728,741
1,600,000	Wachovia Bank NA	5.600%	03/15/16	1,551,355
				3,280,096
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.5%)
2,453,137	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	2,312,527
2,408,796	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	2,249,611
1,899,094	Banc of America Alternative Loan Trust (c)	6.225%	05/25/36	1,831,669
617,844	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	601,000
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (k)	7.916%	07/25/09	1,425
150,169	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	149,934
3,605,000	CD 2006-CD2 Mortgage Tranche-144A Issue (c) (f)	5.617%	01/15/46	3,536,308
1,798,565	Charlie Mac	5.000%	10/25/34	1,699,221
827,425	Chase Mortgage Financial Corporation	5.500%	10/25/33	787,091
414,938	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	411,864
2,020,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.166%	06/10/31	2,152,525
1,257,778	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,165,828
2,418,972	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,299,544
2,955,639	JPMorgan Mortgage Trust (c)	5.666%	09/25/35	2,810,620
2,438,560	MASTR Asset Securitization Trust	5.500%	11/25/33	2,327,179
401,035	Mellon Residential Funding Corporation	6.750%	06/25/28	399,671
1,363,000	Morgan Stanley Capital I (c)	6.436%	10/03/34	1,377,323
2,227,558	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,143,809
1,254,000	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,226,770
				29,483,919
Commercial Mortgage-Backed Securities (9.6%)
—	Asset Securitization Corporation (c) (g)	2.361%	08/13/29	178,822
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.652%	10/13/26	417,284

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$1,650,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	$1,655,402
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc.-144A Issue (f)	6.000%	07/15/31	3,780,802
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	468,529
1,830,000	Commercial Mortgage Pass-Through Certificates- 144A Issue (c) (f)	5.570%	02/05/19	1,778,197
93,197	FFCA Secured Lending Corporation-144A Issue (f)	6.730%	10/18/25	92,992
2,226,239	FFCA Secured Lending Corporation-144A Issue (f)	6.940%	09/18/25	2,222,771
865,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.039%	08/11/36	869,215
1,115,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.314%	08/11/36	1,134,922
1,400,000	GS Mortgage Securities Corporation II-144A Issue (f)	6.733%	02/14/16	1,447,968
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	5.629%	10/03/15	3,306,265
2,395,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	2,478,823
1,985,000	JPMorgan Chase Commercial Mortgage (c)	5.481%	12/12/44	1,924,245
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	1,080,135
1,540,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	1,407,177
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,519,403
2,500,000	Paine Webber Mortgage Acceptance Corporation- 144A Issue (f)	7.655%	01/02/12	2,523,339
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	791,131
3,395,000	Wachovia Bank Commercial Mortgage Trust (c) (n)	6.011%	06/15/45	3,416,086
840,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	779,533
				33,273,041
Consumer Finance (.9%)
3,165,000	American General Finance Corporation (l)	4.875%	05/15/10	3,058,466
Finance — Diversified (3.7%)
1,205,631	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	1,122,238
1,384,040	Caithness Coso Funding Corporation-144A Issue (e)	5.489%	06/15/19	1,334,533
3,275,000	Countrywide Financial Corporation	6.250%	05/15/16	3,209,942
1,693,000	Fund American Companies, Inc.	5.875%	05/15/13	1,624,427
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,384,364
2,800,000	St. George Funding Company LLC-144A Issue (b) (e) (m)	8.485%	12/29/49	2,969,632
				12,645,136
Insurance (2.9%)
1,150,000	Assurant, Inc. (o)	6.750%	02/15/34	1,132,913
1,900,000	Berkshire Hathaway Finance Corporation	4.750%	05/15/12	1,799,034
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,681,480
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,906,504
2,450,000	Symetra Financial Corporation-144A Issue (f)	6.125%	04/01/16	2,372,183
				9,892,114

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Investment Bankers/Brokers (2.2%)
$1,280,000	Jefferies Group, Inc.	6.250%	01/15/36	$1,168,202
1,330,000	JPMorgan Chase Capital XV (o)	5.875%	03/15/35	1,180,201
2,500,000	Morgan Stanley	6.750%	04/15/11	2,595,565
2,700,000	Nuveen Investments	5.500%	09/15/15	2,525,702
				7,469,670
Real Estate Investment Trust — Apartments (.1%)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	253,136
Real Estate Investment Trust — Diversified (.9%)
3,050,000	Vornado Realty LP	5.625%	06/15/07	3,037,077
Real Estate Investment Trust — Health Care (1.1%)
2,600,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,395,780
1,585,000	Nationwide Health Properties, Inc.	6.000%	05/20/15	1,516,634
				3,912,414
Real Estate Investment Trust — Office Property (.7%)
2,400,000	Brandywine Operating Partners	5.625%	12/15/10	2,350,039
Real Estate Investment Trust — Shopping Centers (.9%)
3,150,000	Simon Property Group LP	5.750%	12/01/15	3,048,205
Health Care (2.1%)
Drugs (1.3%)
2,275,000	Abbott Laboratories (o)	5.875%	05/15/16	2,255,510
875,000	Amerisourcebergen Corporation-144A Issue (f)	5.625%	09/15/12	835,625
650,000	Amerisourcebergen Corporation-144A Issue (f)	5.875%	09/15/15	612,625
975,000	Cardinal Health, Inc.	5.850%	12/15/17	929,639
				4,633,399
Medical Products/Supplies (.8%)
1,250,000	Boston Scientific Corporation	6.250%	11/15/35	1,197,468
1,645,000	Laboratory Corporation of America	5.625%	12/15/15	1,573,561
				2,771,029
Residential Whole Loans (.6%)
Real Estate (.6%)
2,125,000	Colonial Realty LP	5.500%	10/01/15	1,986,210
Technology (.5%)
Computer Services & Software (.5%)
1,650,000	Dun & Bradstreet Corporation	5.500%	03/15/11	1,622,471
Transportation (.9%)
Pipelines (.4%)
1,465,000	Northwest Pipeline Corporation-144A Issue (f)	7.000%	06/15/16	1,455,844
Railroads (.5%)
1,650,000	Union Pacific Corporation-144A Issue (f)	5.214%	09/30/14	1,570,668

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Utilities (2.3%)
Electric Companies (1.7%)
$2,775,000	MidAmerican Energy Holdings Company-144A Issue (f)	6.125%	04/01/36	$2,594,014
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	2,798,083
525,000	Pennsylvania Electric Company	5.125%	04/01/14	490,099
				5,882,196
Telecommunication (.6%)
935,000	Embarq Corporation	7.082%	06/01/16	929,864
975,000	Embarq Corporation	7.995%	06/01/36	979,975
				1,909,839
		Total corporate obligations (cost: $188,609,603)		181,815,140
		Total long-term debt securities (cost: $335,989,460)		325,287,753

Shares
Preferred Stocks (.9%)
Financial (.9%)
Real Estate Investment Trust — Diversified (.5%)
70,000	PS Business Parks, Inc.	1,694,000
Real Estate Investment Trust — Self Storage (.4%)
65,000	Public Storage, Inc. (o)	1,436,500
	Total preferred stocks (cost: $3,375,000)	3,130,500

Principal
Securities Lending Collateral (25.9%)
Commercial Paper (13.2%)
$1,260,177	Aquifier Funding, LLC (d)	5.141%	07/06/06	1,259,623
2,160,304	Atlas Capital Funding Corporation (c)	5.150%	11/10/06	2,160,304
720,101	Atlas Capital Funding Corporation (c)	5.303%	10/20/06	720,101
720,101	Atomium Funding Corporation (d)	5.104%	07/05/06	719,892
3,240,455	Atomium Funding Corporation (d)	5.132%	07/06/06	3,239,030
360,051	Atomium Funding Corporation (d)	5.313%	07/20/06	359,154
3,600,506	Bear Stearns Company, Inc.	5.372%	10/04/06	3,600,506
3,600,506	Buckingham CDO, Ltd.	5.352%	07/24/06	3,589,416
2,880,405	Buckingham CDO II, Ltd.	5.151%	07/07/06	2,878,705
1,080,152	Buckingham CDO II, Ltd.	5.322%	07/21/06	1,077,300
3,600,506	Cairn High Grade, LLC	5.104%	07/05/06	3,599,462
648,091	Cairn High Grade, LLC	5.354%	07/27/06	645,816
1,440,202	Cedar Springs Capital Company (d)	5.104%	07/06/06	1,439,569
2,160,304	Concord Minutemen Capital Company (d)	5.140%	07/11/07	2,160,304
1,296,182	Concord Minutemen Capital Company (d)	5.160%	07/12/07	1,296,182
720,101	Concord Minutemen Capital Company (d)	5.170%	07/13/07	720,101
2,160,304	Corporate Asset Securitization Australia, Ltd. (d)	5.353%	07/26/06	2,153,023
382,734	Edison Asset Securitization, LLC (d)	5.114%	07/05/06	382,623
1,800,253	Legacy Capital Company	5.320%	07/19/06	1,796,022
2,880,405	Lexington Parker Capital Company (d)	5.332%	08/14/06	2,862,575
233,313	Mane Funding Corporation (d)	5.114%	07/05/06	233,245
1,080,152	Morgan Stanley	5.383%	10/30/06	1,080,152

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Commercial Paper—continued
$3,600,506	Ticonderoga Funding, LLC	5.332%	07/24/06	$3,589,417
1,800,253	White Pine Finance, LLC (c)	5.149%	07/17/06	1,800,253
2,160,304	White Pine Finance, LLC	5.346%	08/08/06	2,148,832
				45,511,607
Corporate Notes (4.1%)
2,520,354	American General Finance-144A Issue (c) (f)	5.228%	07/13/07	2,521,539
3,240,455	Genworth Financial Company	5.288%	06/18/07	3,240,455
2,160,304	Liquid Funding, Ltd. (c)	5.115%	02/20/07	2,160,541
1,800,253	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.147%	03/06/12	1,800,451
1,800,253	Morgan Stanley	5.229%	08/13/10	1,800,631
1,440,202	SLM Corporation-144A Issue (c) (f)	5.170%	05/04/07	1,440,217
1,234,614	Tango Finance Corporation (c)	5.190%	10/25/06	1,234,922
				14,198,756
Repurchase Agreement (8.6%)
29,541,967	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $29,555,170 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 — 11/03/06)			29,541,967
		Total securities lending collateral (cost: $89,252,330)		89,252,330

Shares
Short-Term Securities (6.9%)
Investment Companies (6.9%)
13,271,592	American Beacon Funds, current rate 5.080%	13,271,592
10,359,032	BlackRock Provident Institutional TempFund, current rate 5.033%	10,359,033
200,000	JPMorgan Prime Money Market Fund, current rate 5.020%	200,000
	Total short-term securities (cost: $23,830,625)	23,830,625
	Total investments in securities (cost: $452,447,415) (p)	$441,501,208
	Payable upon return of securities loaned (-25.9%)	(89,252,330)
	Liabilities in excess of cash and other assets (-2.2%)	(7,791,229)
	Total Net Assets (100%)	$344,457,649

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  The Portfolio held 3.7% of net assets in foreign securities at June 30, 2006.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 4.9% of the Portfolio's net assets at June 30, 2006.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

(e)  Represents ownership in an illiquid security. (See note 6 of the notes to financial statements.) Information concerning the illiquid securities held at June 30, 2006, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates-144A Issue*	06/12/03	$1,331,165
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,398,297
Multi Security Asset Trust-144A Issue*	02/24/05	1,560,000
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	1,067,268
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,754,843
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,384,040
		$13,874,024

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  At June 30, 2006 the total cost of investments issued on a when-issued or forward commitment basis was $10,223,270.

(j)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2006, securities with an aggregate market value of $73,762 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	September 2006	153	long	$—	$122,687
U.S. 5-Year Treasury Notes	September 2006	113	long	—	45,588
U.S. 10-Year Treasury Notes	September 2006	137	short	11,226	3,349
		403		$11,226	$171,624

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

(k)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2006.

(m)  Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)  This security is being fair-valued according to procedures approved by the Board of Directors.

(o)  Securities (or a portion of securities) on loan as of June 30, 2006.

(p)  At June 30, 2006 the cost of securities for federal income tax purposes was $452,658,680. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$453,025
Gross unrealized depreciation	(11,610,497)
Net unrealized depreciation	$(11,157,472)

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (57.0%)
Basic Materials (7.2%)
Chemicals (4.3%)
$3,000,000	EI du Pont de Nemours and Company (b)	5.160%	07/24/06	$2,990,340
1,500,000	EI du Pont de Nemours and Company (b)	5.180%	07/26/06	1,494,604
				4,484,944
Manufacturing (2.9%)
3,000,000	Minnesota Mining & Manufacturing Company	5.100%	07/21/06	2,991,650
Consumer Cyclical (18.8%)
Hardware and Tools (4.0%)
1,100,000	The Stanley Works (b)	5.100%	08/07/06	1,094,302
3,000,000	The Stanley Works (b)	5.120%	08/01/06	2,987,006
				4,081,308
Publishing (9.1%)
2,000,000	Gannett Company, Inc. (b)	5.070%	07/07/06	1,998,330
1,500,000	Gannett Company, Inc. (b)	5.130%	07/11/06	1,497,917
1,500,000	Gannett Company, Inc. (b)	5.220%	07/28/06	1,494,319
1,000,000	McGraw-Hill, Inc.	5.090%	07/11/06	998,611
1,500,000	McGraw-Hill, Inc.	5.100%	07/12/06	1,497,699
2,000,000	McGraw-Hill, Inc.	5.130%	07/14/06	1,996,360
				9,483,236
Retail (1.9%)
2,000,000	Wal-Mart Stores, Inc. (b)	5.290%	08/08/06	1,988,980
Special Services (3.8%)
1,000,000	Societe Generale North America, Inc.	5.050%	07/19/06	997,475
3,000,000	Societe Generale North America, Inc.	5.080%	08/15/06	2,980,950
				3,978,425
Consumer Staples (15.6%)
Beverage (7.2%)
3,000,000	Anheuser-Busch Companies, Inc. (b)	5.220%	08/17/06	2,980,143
2,500,000	The Coca-Cola Company	4.950%	07/18/06	2,494,156
2,000,000	The Coca-Cola Company	5.360%	08/18/06	1,986,080
				7,460,379
Food (8.4%)
4,000,000	Cargill, Inc. (b)	5.260%	07/27/06	3,985,007
2,750,000	Nestle Capital Corporation (b)	5.060%	07/17/06	2,743,858
2,000,000	Nestle Capital Corporation (b)	5.290%	08/23/06	1,984,689
				8,713,554
Energy (3.4%)
Electric Companies (1.5%)
1,500,000	Madison Gas & Electric Company	5.270%	07/25/06	1,494,720
Oil & Gas (1.9%)
2,000,000	Total Capital SA (b)	5.290%	08/16/06	1,986,634

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Financial (12.0%)
Auto Finance (1.0%)
$1,000,000	American Honda Finance Corporation	5.090%	08/03/06	$995,408
Insurance (6.7%)
3,000,000	American General Corporation	5.340%	08/22/06	2,977,163
2,000,000	Prudential Funding, LLC	5.020%	07/13/06	1,996,653
2,000,000	Prudential Funding, LLC	5.330%	08/28/06	1,983,019
				6,956,835
Investment Bankers/Brokers (4.3%)
1,500,000	Merrill Lynch & Company, Inc.	5.100%	08/09/06	1,491,842
3,000,000	Merrill Lynch & Company, Inc.	5.110%	08/14/06	2,981,557
				4,473,399
		Total commercial paper (cost: $59,089,472)		59,089,472
U.S. Government and Agency Obligations (22.4%)
Discount Notes (22.4%)
2,000,000	Federal Home Loan Bank	5.140%	07/19/06	1,994,925
1,750,000	Federal Home Loan Bank	5.140%	07/26/06	1,743,843
1,500,000	Federal Home Loan Bank	5.170%	07/12/06	1,497,674
1,500,000	Federal Home Loan Bank	5.180%	08/04/06	1,492,785
3,000,000	Federal Home Loan Mortgage Corporation	5.060%	07/10/06	2,996,348
1,300,000	Federal Home Loan Mortgage Corporation	5.260%	07/25/06	1,295,537
2,500,000	Federal National Mortgage Association	5.110%	07/06/06	2,498,295
2,000,000	Federal National Mortgage Association	5.150%	08/02/06	1,990,844
750,000	Federal National Mortgage Association	5.210%	07/27/06	747,248
3,000,000	Federal National Mortgage Association	5.250%	07/20/06	2,992,162
2,000,000	Federal National Mortgage Association	5.310%	08/10/06	1,988,489
1,000,000	Federal National Mortgage Association	5.350%	07/28/06	996,138
1,000,000	Federal National Mortgage Association	5.430%	08/23/06	992,389
		Total U.S. government and agency obligations (cost: $23,226,677)		23,226,677
Other Short-Term Investments (16.8%)
Asset-Backed Securities (16.8%)
2,450,811	Capital Auto Receivables Asset Trust	5.117%	05/15/07	2,450,811
1,511,236	Carmax Auto Owner Trust	5.180%	05/15/07	1,511,236
3,759,006	Daimler Chrysler Auto Trust	5.120%	06/08/07	3,759,006
4,000,000	Drive Auto Receivables Trust-144A Issue (c)	5.341%	06/15/07	4,000,000
2,033,376	Honda Auto Receivables Owner Trust	4.934%	04/18/07	2,033,376
1,396,700	Nissan Auto Receivables Owner Trust	4.663%	02/15/07	1,396,700
430,788	Triad Auto Receivables Owner Trust	4.574%	02/12/07	430,788
1,841,640	USAA Auto Owner Trust	4.755%	03/15/07	1,841,640
		Total other short-term investments (cost $17,423,557)		17,423,557

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Investment Companies (8.8%)
4,000,000	American Beacon Funds, current rate 5.080%	$4,000,000
5,131,503	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 5.001%	5,131,503
	Total investment companies (cost: $9,131,503)	9,131,503
	Total investments in securities (cost: $108,871,209) (d)	$108,871,209
	Liabilities in excess of cash and other assets (-5.0%)	(5,134,256)
	Total Net Assets (100%)	$103,736,953

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 28.2% of the Portfolio's net assets as of June 30, 2006.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)  Also represents the cost of securities for federal income tax purposes at June 30, 2006.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.5%)
U.S. Government and Agency Obligations (48.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.3%)
$1,000,000	(n)	5.000%	06/15/31	$938,502
895,443		5.500%	06/01/20	878,571
782,904		5.500%	10/01/20	768,153
1,324,461	(n)	5.500%	05/01/34	1,278,915
4,000,000	(h)	5.500%	07/01/35	3,841,248
488,469		6.500%	11/01/32	493,060
				8,198,449
Federal National Mortgage Association (FNMA) (39.8%)
442,854		4.500%	02/01/35	402,484
966,029		4.500%	09/01/35	875,785
1,260,966	(c)	4.671%	07/01/35	1,235,211
1,208,909	(c) (k)	4.789%	03/01/35	1,171,023
1,410,488		5.000%	05/01/18	1,361,515
946,630		5.000%	10/01/20	911,983
1,370,000	(h)	5.000%	07/01/33	1,280,523
2,931,370	(n)	5.000%	11/01/33	2,753,440
9,089,024	(n)	5.000%	03/01/34	8,523,293
772,696		5.000%	05/01/34	724,601
844,370	(c)	5.172%	06/01/35	823,071
1,052,115	(k)	5.500%	01/01/17	1,034,524
993,925		5.500%	02/01/18	977,764
2,163,352	(k) (n)	5.500%	03/01/18	2,127,547
1,248,210		5.500%	02/01/24	1,215,247
2,566,858	(k) (n)	5.500%	04/01/33	2,477,411
991,924	(n)	5.500%	05/01/33	957,156
528,349	(n)	5.500%	01/01/34	509,698
4,269,198	(n)	5.500%	03/01/34	4,123,146
2,004,184		5.500%	04/01/34	1,930,134
3,083,442	(k) (n)	5.500%	04/01/34	2,977,950
322,973		5.500%	05/01/34	311,040
2,000,000	(h)	5.500%	07/01/34	1,920,624
4,999,466	(n)	5.500%	07/01/34	4,828,233
1,638,593		5.500%	09/01/34	1,578,607
1,280,064		5.500%	10/01/34	1,232,768
875,990		5.500%	02/01/35	843,690
899,363	(n)	5.500%	02/01/35	866,133
369,304		5.500%	10/01/35	355,264
209,692		6.000%	09/01/32	207,928
2,352,606		6.000%	10/01/32	2,332,397
1,939,174	(n)	6.000%	11/01/32	1,922,596
2,114,751	(n)	6.000%	03/01/33	2,095,955
827,457		6.000%	04/01/33	816,958
628,082		6.000%	12/01/33	620,113
749,823		6.000%	08/01/34	739,495
566,876		6.000%	09/01/34	559,068
280,868		6.000%	11/01/34	276,999

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$2,786,281		6.000%	12/01/34	$2,747,904
908,577		6.500%	02/01/32	920,999
757,112	(k)	6.500%	02/01/32	766,582
639,721		6.500%	04/01/32	648,428
290,315		6.500%	05/01/32	294,279
2,049,418	(n)	6.500%	07/01/32	2,075,312
53,261		6.500%	09/01/32	53,731
3,085,000	(h)	6.500%	07/01/34	3,100,425
206,105		6.500%	09/01/34	207,313
140,159		6.500%	11/01/34	140,981
1,304,871		6.500%	03/01/35	1,316,388
461,182		6.500%	02/01/36	463,669
859,416		6.500%	06/01/36	864,008
922,413	(n)	7.000%	09/01/31	947,843
96,245		7.000%	11/01/31	98,894
561,142		7.000%	02/01/32	577,684
116,013		7.000%	07/01/32	119,407
179,689		7.500%	04/01/31	187,089
91,562	(c)	8.353%	12/25/15	91,652
				75,523,962
Government National Mortgage Association (GNMA) (4.1%)
—	(c) (g)	0.327%	03/16/42	571,416
—	(c) (g)	0.973%	06/17/45	1,137,714
—	(c) (g)	0.911%	07/16/40	327,185
—	(c) (g)	1.276%	03/16/34	584,840
1,000,000		5.500%	03/16/32	972,885
2,448,670	(n)	5.500%	12/15/34	2,375,520
1,900,000	(h)	6.000%	07/01/36	1,883,968
				7,853,528
Vendee Mortgage Trust (.1%)
177,073	Vendee Mortgage Trust	7.793%	02/15/25	183,935
		Total U.S. government and agency obligations (cost: $95,696,817)		91,759,874
Asset-Backed Securities (18.2%)
727,606	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	727,075
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,406,422
2,200,000	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	2,246,303
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,251,913
5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,328,669
350,000	Centex Home Equity (l)	5.048%	06/25/35	330,533
1,080,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	4.800%	12/15/35	1,024,077
1,470,000	Countrywide Asset-Backed Certificates (l) (m)	6.518%	07/25/27	1,469,985
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,189,167
350,000	Green Tree Financial Corporation	7.950%	08/15/25	356,670

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$500,735	Green Tree Financial Corporation	8.300%	11/15/19	$517,845
618,271	Green Tree Financial Corporation	8.400%	06/15/19	634,307
744,605	Green Tree Financial Corporation	9.000%	06/15/25	916,459
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,904,847
1,618,490	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	1,595,463
255,000	Lehman XS Trust (l)	5.690%	12/25/35	248,471
132,085	Metropolitan Asset Funding, Inc.-144A Issue (f)	6.980%	05/20/12	131,727
131,473	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.130%	06/20/12	131,115
2,189,067	Mid-State Trust	7.790%	07/01/35	2,223,591
580,983	MMCA Automobile Trust	4.670%	03/15/10	576,229
326,684	MMCA Automobile Trust	5.370%	01/15/10	325,550
973,514	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	979,123
1,121,531	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,121,601
500,000	Origen Manufactured Housing	4.750%	08/15/21	467,519
870,000	Origen Manufactured Housing	4.970%	10/15/21	821,281
260,000	Origen Manufactured Housing	5.605%	05/15/22	252,155
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,541,221
500,000	Origen Manufactured Housing	5.910%	01/15/37	477,886
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	474,776
1,000,000	Residential Funding Mortgage Securities (l)	5.090%	07/25/33	991,126
361,870	Structured Asset Securities Corporation (l)	5.540%	11/25/32	359,064
301,488	Vanderbilt Mortgage Finance	7.070%	12/07/14	302,061
2,110,469	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,187,838
		Total asset-backed securities (cost: $35,185,956)		34,512,069
Other Mortgage-Backed Securities (31.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (19.9%)
1,809,841	Banc of America Alternative Loan Trust (c)	5.572%	09/25/35	1,696,431
821,010	Banc of America Alternative Loan Trust (c)	5.668%	11/25/35	721,849
1,194,485	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	1,115,960
279,513	Banc of America Alternative Loan Trust	6.000%	12/25/34	271,565
1,061,698	Banc of America Alternative Loan Trust (c)	6.225%	05/25/36	990,717
2,185,573	Banc of America Funding Corporation (c) (k)	5.008%	09/20/34	2,068,116
1,445,628	Banc of America Funding Corporation	6.500%	07/20/32	1,439,499
1,819,464	Banc of America Mortgage Securities Corporation (c)	5.099%	11/25/35	1,794,872
1,328,364	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,292,150
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (e) (j)	6.531%	03/25/11	250
105,755	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.540%	05/31/17	3,173
50,980	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.916%	07/25/09	1,274
780,182	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	777,346
1,432,380	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	1,430,144
2,338,135	Charlie Mac	5.000%	10/25/34	2,208,987
969,639	Chase Mortgage Financial Corporation	5.500%	10/25/33	922,372
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,838,481
1,244,815	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	1,235,591

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$1,180,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.166%	06/10/31	$1,257,416
807,231	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	748,218
2,008,204	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	1,909,322
1,477,820	JPMorgan Mortgage Trust (c)	5.666%	09/25/35	1,405,310
2,186,172	MASTR Asset Securitization Trust	5.500%	11/25/33	2,086,319
304,124	Morgan Stanley Dean Witter Capital (c)	6.514%	04/25/17	295,448
375,000	Morgan Stanley Dean Witter Capital-144A Issue (c) (f)	6.452%	09/15/37	358,879
190,492	Prudential Home Mortgage Securities-144A Issue (f)	7.900%	04/28/22	185,949
34,628	Prudential Home Mortgage Securities-144A Issue (c) (f)	8.045%	09/28/24	34,340
1,475,943	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,418,365
298,794	Residential Accredit Loans, Inc.-144A Issue (f)	6.250%	03/25/14	296,016
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	983,306
25,692	Structured Asset Mortgage Investments, Inc. (c)	6.036%	04/30/30	25,718
39,697	Structured Asset Mortgage Investments, Inc. (c)	6.036%	04/30/30	39,522
916,338	Structured Asset Securities Corporation	5.250%	08/25/33	837,934
2,000,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,956,571
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,645,790
1,595,306	Wells Fargo Mortgage-Backed Securities	5.500%	02/25/34	1,511,083
				37,804,283
Commercial Mortgage-Backed Securities (11.1%)
—	Asset Securitization Corporation (e) (g)	2.433%	08/13/27	422,427
—	Asset Securitization Corporation (c) (g)	2.361%	08/13/29	637,737
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.652%	10/13/26	537,514
550,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	4.900%	09/11/36	509,199
460,000	Banc of America Commercial Mortgage, Inc.-144A Issue (c) (f)	5.104%	12/10/42	429,808
1,000,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,003,274
725,000	Bear Stearns Commercial Mortgage	6.500%	02/15/32	725,258
500,000	Bear Stearns Commercial Mortgage-144A Issue (c) (f)	7.275%	02/15/35	525,029
540,000	Bear Stearns Commercial Mortgage-144A Issue (c) (f)	7.615%	02/15/35	574,386
900,000	Commercial Mortgage Pass-Through Certificates-144A Issue (c) (f)	5.569%	02/05/19	879,130
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.351%	02/18/22	2,564,410
1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.601%	02/18/22	1,203,456
396,632	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	394,154
500,000	Hilton Hotel Pool Trust-144A Issue (c) (f) (i)	5.629%	10/03/15	505,545
1,465,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,516,274
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation-144A Issue (f)	6.221%	10/12/37	1,509,512
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	914,041

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$990,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	$903,753
1,000,000	Nationslink Funding Corporation-144A Issue (f)	5.000%	08/20/30	912,516
1,800,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,793,394
907,500	RESI Finance LP-144A Issue (b) (c) (e)	6.570%	09/10/35	923,545
1,760,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	1,637,820
				21,022,182
		Total other mortgage-backed securities (cost: $62,912,002)		58,826,465
		Total long-term debt securities (cost: $193,794,775)		185,098,408
Securities Lending Collateral (20.6%)
Commercial Paper (10.5%)
552,346	Aquifier Funding, LLC (d)	5.141%	07/06/06	552,103
946,880	Atlas Capital Funding Corporation (c)	5.150%	11/10/06	946,880
315,627	Atlas Capital Funding Corporation (c)	5.303%	10/20/06	315,627
315,627	Atomium Funding Corporation (d)	5.104%	07/05/06	315,535
1,420,320	Atomium Funding Corporation (d)	5.132%	07/06/06	1,419,695
157,813	Atomium Funding Corporation (d)	5.313%	07/20/06	157,420
1,578,133	Bear Stearns Company, Inc.	5.372%	10/04/06	1,578,133
1,578,133	Buckingham CDO, Ltd.	5.352%	07/24/06	1,573,272
1,262,506	Buckingham CDO II, Ltd.	5.151%	07/07/06	1,261,761
473,440	Buckingham CDO II, Ltd.	5.322%	07/21/06	472,190
1,578,133	Cairn High Grade, LLC	5.104%	07/05/06	1,577,675
284,064	Cairn High Grade, LLC	5.354%	07/27/06	283,067
631,253	Cedar Springs Capital Company (d)	5.104%	07/06/06	630,975
946,880	Concord Minutemen Capital Company (d)	5.140%	07/11/07	946,880
568,128	Concord Minutemen Capital Company (d)	5.160%	07/12/07	568,128
315,627	Concord Minutemen Capital Company (d)	5.170%	07/13/07	315,627
946,880	Corporate Asset Securitization Australia, Ltd. (d)	5.353%	07/26/06	943,689
167,756	Edison Asset Securitization, LLC (d)	5.114%	07/05/06	167,707
789,066	Legacy Capital Company	5.320%	07/19/06	787,212
1,262,506	Lexington Parker Capital Company (d)	5.332%	08/14/06	1,254,691
102,263	Mane Funding Corporation (d)	5.114%	07/05/06	102,233
473,440	Morgan Stanley	5.383%	10/30/06	473,440
1,578,133	Ticonderoga Funding, LLC	5.332%	07/24/06	1,573,272
789,066	White Pine Finance, LLC (c)	5.149%	07/17/06	789,066
946,880	White Pine Finance, LLC	5.346%	08/08/06	941,852
				19,948,130
Corporate Notes (3.3%)
1,104,693	American General Finance-144A Issue (c) (f)	5.228%	07/13/07	1,105,212
1,420,320	Genworth Financial Company	5.288%	06/18/07	1,420,320
946,880	Liquid Funding, Ltd. (c)	5.115%	02/20/07	946,984
789,066	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.147%	03/06/12	789,153
789,066	Morgan Stanley	5.229%	08/13/10	789,232
631,253	SLM Corporation-144A Issue (c) (f)	5.170%	05/04/07	631,259
541,142	Tango Finance Corporation (c)	5.190%	10/25/06	541,277
				6,223,437

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Repurchase Agreement (6.8%)
$12,948,499	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $12,954,286 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 — 11/03/06)			$12,948,499
		Total securities lending collateral (cost: $39,120,066)		39,120,066
Short-Term Securities (8.4%)
Consumer Cyclical (2.6%)
Special Services (2.6%)
5,000,000	Societe Generale North America, Inc.	5.110%	07/13/06	4,991,500
Financial (1.1%)
Investment Bankers/Brokers (1.1%)
2,000,000	Merrill Lynch & Company, Inc.	5.033%	07/13/06	1,996,540

Shares
Investment Companies (4.7%)
6,910,145	American Beacon Funds, current rate 5.080%	6,910,145
860,218	BlackRock Provident Institutional TempFund, current rate 5.033%	860,218
1,150,298	JPMorgan Prime Money Market Fund, current rate 5.020%	1,150,298
	Total investment companies (cost: $8,920,661)	8,920,661
	Total short-term securities (cost: $15,908,701)	15,908,701
	Total investments in securities (cost: $248,823,542) (o)	$240,127,175
	Payable upon return of securities loaned (-20.6%)	(39,120,066)
	Liabilities in excess of cash and other assets (-5.9%)	(11,234,060)
	Total Net Assets (100%)	$189,773,049

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  The Portfolio held .5% of net assets in foreign securities at June 30, 2006.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.9% of the Portfolio's net assets at June 30, 2006.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

(e)  Represents ownership in an illiquid security. (See note 6 of the notes to financial statements.) Information concerning the illiquid securities held at June 30, 2006, which includes cost and acquisition date(s), is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$747
Banco Hipotecario Nacional-144A Issue*	Various	99,351
Banco Hipotecario Nacional-144A Issue*	Various	48,917
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation-144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	1,991,211
Multi Security Asset Trust-144A Issue*	02/24/05	976,198
Multi Security Asset Trust-144A Issue*	02/24/05	1,320,116
RESI Finance, LP-144A Issue*	06/01/06	922,364
Asset Securitization Corporation†	Various	589,147
GMAC Commercial Mortgage Securities†	Various	380,039
Oakwood Mortgage Investors, Inc.†	Various	1,170,035
		$12,048,607

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)  At June 30, 2006 the total cost of investments issued on a when-issued or forward commitment basis is $12,114,768.

(i)  Fully or partially pledged as initial margin deposit on open futures contracts.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2006, securities with an aggregate market value of $101,109 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 10 Year Treasury Notes	September 2006	94	long	$16,340	$13,388
90 Day Euro	September 2006	4	long	—	19,670
90 Day Euro	December 2006	3	long	—	14,378
90 Day Euro	March 2007	3	long	—	13,215
90 Day Euro	June 2007	3	long	—	12,015
90 Day Euro	September 2007	3	long	—	10,890
90 Day Euro	December 2007	3	long	—	9,877
90 Day Euro	March 2008	3	long	—	9,090
90 Day Euro	June 2008	3	long	—	8,378
		119		$16,340	$110,901

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Security pledged as collateral for when-issued purchase commitments outstanding as of June 30, 2006.

(l)  Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)  This security is being fair-valued according to procedures approved by the Board of Directors.

(n)  Securities (or a portion of securities) on loan as of June 30, 2006.

(o)  At June 30, 2006 the cost of securities for federal income tax purposes was $248,936,993. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$961,201
Gross unrealized depreciation	(9,771,019)
Net unrealized depreciation	$(8,809,818)

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.9%)
Basic Materials (3.1%)
Chemicals (1.3%)
11,974	Air Products and Chemicals, Inc.	$765,378
3,840	Ashland, Inc.	256,128
4,380	Eastman Chemical Company	236,520
9,679	Ecolab, Inc.	392,774
49,180	EI Du Pont de Nemours & Company	2,045,888
6,011	Hercules, Inc. (b)	91,728
4,191	International Flavors & Fragrances, Inc.	147,691
8,842	PPG Industries, Inc.	583,572
17,249	Praxair, Inc.	931,446
7,733	Rohm & Haas Company	387,577
3,585	Sigma-Aldrich Corporation	260,414
51,339	The Dow Chemical Company	2,003,761
5,970	The Sherwin-Williams Company	283,456
		8,386,333
Construction (.1%)
5,395	Vulcan Materials Company	420,810
Iron and Steel (.3%)
4,685	Allegheny Technologies, Inc.	324,389
16,634	Nucor Corporation	902,395
6,697	United States Steel Corporation	469,594
		1,696,378
Mining (.7%)
46,448	Alcoa, Inc.	1,503,057
10,061	Freeport-McMoRan Copper & Gold, Inc.	557,480
23,931	Newmont Mining Corporation	1,266,668
10,938	Phelps Dodge Corporation	898,666
		4,225,871
Paper and Forest (.7%)
5,600	Bemis Company	171,472
26,315	International Paper Company	849,975

Shares		Market Value(a)
Basic Materials—continued
24,543	Kimberly-Clark Corporation	$1,514,303
5,626	Louisiana-Pacific Corporation	123,210
9,596	MeadWestvaco Corporation	268,016
9,838	Plum Creek Timber Company, Inc. (g)	349,249
5,868	Temple-Inland, Inc.	251,561
13,193	Weyerhaeuser Company	821,264
		4,349,050
Capital Goods (8.9%)
Aerospace/Defense (2.2%)
21,538	General Dynamics Corporation	1,409,877
6,571	Goodrich Corporation	264,746
6,518	L-3 Communications Holdings, Inc.	491,588
18,905	Lockheed Martin Corporation (g)	1,356,245
18,351	Northrop Grumman Corporation	1,175,565
23,818	Raytheon Company	1,061,568
9,501	Rockwell Automation, Inc.	684,167
9,133	Rockwell Collins, Inc.	510,261
42,684	The Boeing Company	3,496,246
53,963	United Technologies Corporation	3,422,333
		13,872,596
Containers — Metal/Glass (—)
5,531	Ball Corporation	204,868
Electrical Equipment (3.7%)
9,055	American Power Conversion Corporation (g)	176,482
4,947	Cooper Industries, Ltd.	459,675
21,912	Emerson Electric Company	1,836,445
555,099	General Electric Company (f)	18,296,063
44,198	Honeywell International, Inc.	1,781,179
7,499	Molex, Inc.	251,742
8,733	Thermo Electron Corporation (b)	316,484
		23,118,070

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Engineering/Construction (.5%)
35,747	Caterpillar, Inc.	$2,662,437
4,683	Fluor Corporation	435,191
		3,097,628
Machinery (.3%)
12,522	Deere & Company	1,045,462
17,560	Ingersoll-Rand Company, Ltd. (c)	751,217
		1,796,679
Manufacturing (1.9%)
40,247	3M Company	3,250,750
12,595	Danaher Corporation	810,111
10,926	Dover Corporation	540,072
8,053	Eaton Corporation	607,196
22,144	Illinois Tool Works, Inc.	1,051,840
9,874	ITT Corporation	488,763
9,683	Leggett & Platt, Inc. (g)	241,881
6,662	Pall Corporation	186,536
6,394	Parker Hannifin Corporation	496,174
4,382	Sealed Air Corporation	228,215
6,945	Textron, Inc.	640,190
108,720	Tyco International, Ltd. (c)	2,989,800
		11,531,528
Trucks and Parts (.1%)
2,528	Cummins, Inc.	309,048
Waste Management (.2%)
12,853	Allied Waste Industries, Inc. (b) (g)	146,010
29,100	Waste Management, Inc.	1,044,108
		1,190,118
Communication Services (5.0%)
Computer Services & Software (.1%)
13,059	VeriSign, Inc. (b)	302,577
Publishing (—)
4,486	EW Scripps Company — Class A	193,526
Telecommunication (1.6%)
6,217	ADC Telecommunications, Inc. (b) (g)	104,819
8,521	Andrew Corporation (b)	75,496

Shares		Market Value(a)
Communication Services—continued
21,941	Avaya, Inc. (b)	$250,566
31,334	Ciena Corporation (b) (g)	150,716
10,727	Comverse Technology, Inc. (b)	212,073
83,082	Corning, Inc. (b)	2,009,754
89,943	JDS Uniphase Corporation (b)	227,556
239,152	Lucent Technologies, Inc. (b) (g)	578,748
131,853	Motorola, Inc.	2,656,838
89,479	Qualcomm, Inc.	3,585,423
23,920	Tellabs, Inc. (b)	318,375
		10,170,364
Telephone (3.3%)
20,742	Alltel Corporation	1,323,962
207,550	AT&T, Inc. (g)	5,788,569
96,559	BellSouth Corporation	3,495,436
6,196	CenturyTel, Inc.	230,181
17,347	Citizens Communications Company	226,378
83,564	Qwest Communications International, Inc. (b)	676,033
159,029	Sprint Nextel Corporation	3,178,990
155,730	Verizon Communications, Inc.	5,215,398
		20,134,947
Consumer Cyclical (9.2%)
Auto (.4%)
3,242	Cooper Tire & Rubber Company (g)	36,116
100,144	Ford Motor Company (g)	693,998
30,191	General Motors Corporation (g)	899,390
10,430	Johnson Controls, Inc.	857,554
9,417	The Goodyear Tire & Rubber Company (b) (g)	104,529
		2,591,587
Building Materials (.2%)
9,444	American Standard Companies, Inc.	408,642
21,203	Masco Corporation	628,457
		1,037,099

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Construction (.2%)
6,479	Centex Corporation	$325,894
14,441	DR Horton, Inc.	343,985
4,007	KB Home (g)	183,721
7,466	Lennar Corporation (g)	331,266
		1,184,866
Distribution Durables (.1%)
9,158	Genuine Parts Company	381,522
4,073	WW Grainger, Inc.	306,412
		687,934
Entertainment (.1%)
18,087	International Game Technology	686,221
Hardware and Tools (.1%)
4,057	Black & Decker Corporation	342,654
3,038	Snap-On, Inc.	122,796
3,774	The Stanley Works	178,208
		643,658
Home Builders (.1%)
11,369	Pulte Homes, Inc.	327,314
Houseware (.1%)
4,198	Whirlpool Corporation	346,965
Leisure (.4%)
5,001	Brunswick Corporation	166,283
23,186	Carnival Corporation (g)	967,784
14,341	Harley-Davidson, Inc.	787,178
9,190	Hasbro, Inc.	166,431
20,783	Mattel, Inc.	343,127
7,028	Sabre Holdings Corporation	154,616
		2,585,419
Lodging — Hotel (.4%)
9,884	Harrah's Entertainment, Inc.	703,543
17,570	Hilton Hotels Corporation	496,880
17,455	Marriott International, Inc.	665,384
11,606	Starwood Hotels & Resorts Worldwide, Inc.	700,306
		2,566,113

Shares		Market Value(a)
Consumer Cyclical—continued
Photography/Imagery (.1%)
15,276	Eastman Kodak Company (g)	$363,263
Publishing (.8%)
3,150	Dow Jones & Company, Inc. (g)	110,282
12,695	Gannett Company, Inc.	710,031
2,259	Meredith Corporation	111,911
7,692	New York Times Company (g)	188,762
126,279	News Corporation	2,422,031
19,100	The McGraw-Hill Companies, Inc.	959,393
11,752	Tribune Company (g)	381,117
		4,883,527
Retail (5.2%)
16,432	Amazon.Com, Inc. (b) (g)	635,590
7,845	AutoNation, Inc. (b) (g)	168,197
2,856	AutoZone, Inc. (b)	251,899
15,010	Bed Bath & Beyond, Inc. (b)	497,882
21,492	Best Buy Company, Inc.	1,178,621
6,076	Big Lots, Inc. (b) (g)	103,778
8,033	Circuit City Stores, Inc.	218,658
25,156	Costco Wholesale Corporation (g)	1,437,162
43,689	CVS Corporation	1,341,252
3,277	Dillards, Inc.	104,373
16,642	Dollar General Corporation	232,655
8,252	Family Dollar Stores, Inc. (g)	201,596
29,532	Federated Department Stores, Inc.	1,080,871
110,341	Home Depot, Inc.	3,949,104
12,593	JC Penney Company, Inc.	850,154
18,174	Kohl's Corporation (b)	1,074,447
18,313	Limited Brands, Inc.	468,630
41,415	Lowe's Companies, Inc.	2,512,648
10,060	Nike, Inc.	814,860
11,496	Nordstrom, Inc.	419,604
15,359	Office Depot, Inc. (b)	583,642
3,749	OfficeMax, Inc.	152,772
7,215	RadioShack Corporation	101,010

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
5,178	Sears Holding Corporation (b) (g)	$801,762
38,869	Staples, Inc.	945,294
46,091	Target Corporation	2,252,467
29,361	The Gap, Inc.	510,881
7,508	Tiffany & Company	247,914
24,397	TJX Companies, Inc.	557,716
53,924	Walgreen Company	2,417,952
133,476	Wal-Mart Stores, Inc.	6,429,539
		32,542,930
Service (.7%)
53,395	Cendant Corporation	869,805
7,411	Convergys Corporation (b)	144,514
61,726	eBay, Inc. (b)	1,807,954
23,254	Interpublic Group of Companies, Inc. (b) (g)	194,171
6,821	Monster Worldwide, Inc. (b)	290,984
9,108	Omnicom Group	811,432
9,181	Robert Half International, Inc.	385,602
		4,504,462
Textiles (.2%)
7,387	Cintas Corporation	293,707
20,491	Coach, Inc. (b)	612,681
6,009	Jones Apparel Group, Inc.	191,026
5,554	Liz Claiborne, Inc.	205,831
4,699	VF Corporation	319,156
		1,622,401
Trucks and Parts (.1%)
3,219	Navistar International Corporation (b)	79,220
8,900	Paccar, Inc.	733,182
		812,402
Consumer Staples (10.5%)
Agriculture Products (.4%)
34,936	Archer-Daniels-Midland Company	1,442,158
14,494	Monsanto Company	1,220,250
		2,662,408
Beverage (2.1%)
41,254	Anheuser-Busch Companies, Inc.	1,880,770

Shares		Market Value(a)
Consumer Staples—continued
4,468	Brown-Forman Corporation	$320,311
16,201	Coca-Cola Enterprises, Inc.	330,014
10,537	Constellation Brands, Inc. (b) (g)	263,425
3,057	Molson Coors Brewing Company	207,509
7,101	Pepsi Bottling Group, Inc.	228,297
88,215	PepsiCo, Inc.	5,296,429
109,410	The Coca-Cola Company	4,706,818
		13,233,573
Broadcasting (.8%)
26,865	Clear Channel Communications, Inc.	831,472
112,791	Comcast Corporation (b)	3,692,777
11,906	Univision Communications, Inc. (b)	398,851
		4,923,100
Entertainment (1.0%)
41,237	CBS Corporation — Class B	1,115,461
38,491	Viacom, Inc. — Class B (b)	1,379,517
117,166	Walt Disney Company	3,514,980
		6,009,958
Food (1.1%)
9,887	Campbell Soup Company	366,906
27,725	ConAgra Foods, Inc. (g)	613,000
7,201	Dean Foods Company (b) (g)	267,805
19,001	General Mills, Inc.	981,592
9,481	Hershey Company	522,119
17,884	HJ Heinz Company	737,178
13,018	Kellogg Company	630,462
7,058	McCormick & Company, Inc.	236,796
40,578	Sara Lee Corporation	650,059
33,019	Sysco Corporation	1,009,061
13,448	Tyson Foods, Inc.	199,837
11,816	WM Wrigley Jr Company	535,974
		6,750,789

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
Household Products (.3%)
5,860	Avery Dennison Corporation	$340,232
8,102	Clorox Company (g)	493,979
7,828	Fortune Brands, Inc.	555,866
14,687	Newell Rubbermaid, Inc. (g)	379,365
7,535	Pactiv Corporation (b)	186,491
		1,955,933
Personal Care (2.0%)
4,024	Alberto-Culver Company	196,049
24,037	Avon Products, Inc.	745,147
27,475	Colgate-Palmolive Company	1,645,753
175,175	Procter & Gamble Company	9,739,730
6,322	The Estee Lauder Companies, Inc. (g)	244,472
		12,571,151
Restaurants (.8%)
6,883	Darden Restaurants, Inc.	271,190
66,519	McDonald's Corporation	2,235,038
40,971	Starbucks Corporation (b)	1,547,065
6,257	Wendy's International, Inc.	364,721
14,518	Yum! Brands, Inc.	729,820
		5,147,834
Retail (.4%)
38,621	Kroger Company (g)	844,255
24,027	Safeway, Inc.	624,702
10,905	Supervalu, Inc.	334,784
7,484	Whole Foods Market, Inc.	483,766
		2,287,507
Service (.1%)
7,471	Apollo Group, Inc. (b)	386,027
11,512	RR Donnelley & Sons Company	367,808
		753,835
Tobacco (1.5%)
111,471	Altria Group, Inc.	8,185,316

Shares		Market Value(a)
Consumer Staples—continued
4,610	Reynolds American, Inc. (g)	$531,533
8,616	UST, Inc.	389,357
		9,106,206
Energy (10.1%)
Mining (.1%)
9,770	Consol Energy, Inc.	456,454
Oil & Gas (8.1%)
24,477	Anadarko Petroleum Corporation	1,167,308
17,635	Apache Corporation	1,203,589
22,039	Chesapeake Energy Corporation	666,680
118,326	ChevronTexaco Corporation	7,343,312
88,117	ConocoPhillips	5,774,307
23,488	Devon Energy Corporation	1,418,910
12,950	EOG Resources, Inc.	897,953
322,985	Exxon Mobil Corporation (b)	19,815,127
12,912	Hess Corporation	682,399
12,118	Kerr-McGee Corporation	840,383
19,348	Marathon Oil Corporation (g)	1,611,689
8,896	Murphy Oil Corporation	496,931
16,569	Nabors Industries, Ltd. (b) (c) (g)	559,866
7,339	Noble Corporation	546,168
22,863	Occidental Petroleum Corporation	2,344,601
5,821	Rowan Companies, Inc. (g)	207,169
7,080	Sunoco, Inc.	490,573
17,344	Transocean, Inc. (b)	1,393,070
32,855	Valero Energy Corporation	2,185,515
19,398	XTO Energy, Inc.	858,750
		50,504,300
Oil & Gas Services (1.6%)
18,191	Baker Hughes, Inc.	1,488,933
17,162	BJ Services Company	639,456
27,556	Halliburton Company (g)	2,044,931

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
9,376	National Oilwell Varco, Inc. (b) (g)	$593,688
62,985	Schlumberger, Ltd.	4,100,954
18,613	Weatherford International, Ltd. (b)	923,577
		9,791,539
Pipelines (.3%)
19,703	Dynegy, Inc. (b)	107,775
37,139	El Paso Corporation	557,085
5,564	Kinder Morgan, Inc.	555,788
31,771	Williams Companies, Inc.	742,171
		1,962,819
Financial (21.5%)
Banks (6.7%)
18,474	AmSouth Bancorp	488,637
243,614	Bank of America Corporation (g)	11,717,833
29,361	BB&T Corporation (g)	1,221,124
8,710	Comerica, Inc. (g)	452,833
9,800	Commerce Bancorp, Inc. New Jersey	349,566
6,893	Compass Bancshares, Inc.	383,251
29,708	Fifth Third Bancorp	1,097,711
6,578	First Horizon National Corporation (g)	264,436
13,093	Huntington Bancshares, Inc.	308,733
21,577	Key Capital Corporation	769,867
4,191	M&T Bank Corporation	494,203
12,047	Marshall & Ilsley Corporation	551,030
22,077	Mellon Financial Corporation	760,111
28,958	National City Corporation	1,047,990
24,833	North Fork Bancorporation, Inc.	749,212
9,894	Northern Trust Corporation	547,138
15,824	PNC Financial Services Group, Inc.	1,110,370
24,349	Regions Financial Corporation	806,439
17,742	State Street Corporation	1,030,633

Shares		Market Value(a)
Financial—continued
19,412	SunTrust Banks, Inc.	$1,480,359
17,228	Synovus Financial Corporation	461,366
41,199	The Bank of New York Company, Inc.	1,326,608
95,016	U.S. Bancorp	2,934,094
85,866	Wachovia Corporation (g)	4,643,633
89,685	Wells Fargo & Company	6,016,070
5,652	Zions BanCorporation	440,517
		41,453,764
Commercial Services (.3%)
6,854	Equifax, Inc.	235,366
17,469	H&R Block, Inc.	416,810
12,989	Moody's Corporation	707,381
17,817	Paychex, Inc.	694,507
		2,054,064
Finance — Diversified (2.7%)
65,866	American Express Company	3,505,389
13,046	Ameriprise Financial, Inc.	582,765
16,201	Capital One Financial Corporation	1,384,375
10,605	CIT Group, Inc.	554,535
32,444	Countrywide Financial Corporation	1,235,468
4,464	Federated Investors, Inc.	140,616
11,297	Janus Capital Group, Inc.	202,216
185,482	JPMorgan Chase & Company	7,790,244
21,933	SLM Corporation	1,160,694
		16,556,302
Insurance (4.8%)
17,381	ACE, Ltd. (c)	879,305
26,618	Aflac, Inc.	1,233,744
5,694	AMBAC Financial Group, Inc.	461,783
138,661	American International Group, Inc.	8,187,932
17,011	AON Corporation	592,323
22,149	Chubb Corporation (g)	1,105,235
6,393	Cigna Corporation	629,774

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
9,224	Cincinnati Financial Corporation	$433,620
19,474	Genworth Financial, Inc. — Class A	678,474
16,180	Hartford Financial Services Group, Inc. (g)	1,368,828
15,364	Lincoln National Corporation	867,144
21,674	Loews Corporation	768,343
29,266	Marsh & McLennan Companies, Inc.	786,963
7,168	MBIA, Inc. (g)	419,686
40,498	MetLife, Inc. (g)	2,073,903
4,689	MGIC Investment Corporation	304,785
14,786	Principal Financial Group (g)	822,841
26,265	Prudential Financial, Inc.	2,040,791
6,363	Safeco Corporation	358,555
33,918	The Allstate Corporation	1,856,332
41,772	The Progressive Corporation	1,073,958
37,168	The St. Paul Travelers Companies, Inc.	1,656,950
5,357	Torchmark Corporation	325,277
15,896	UnumProvident Corporation	288,195
9,625	XL Capital, Ltd. (c)	590,013
		29,804,754
Investment Bankers/Brokers (4.8%)
265,380	Citigroup, Inc.	12,801,931
22,764	E*Trade Financial Corporation (b)	519,475
8,253	Franklin Resources, Inc.	716,443
23,064	Goldman Sachs Group, Inc.	3,469,518
7,050	Legg Mason, Inc.	701,616
28,583	Lehman Brothers Holdings, Inc.	1,862,183
49,304	Merrill Lynch & Company, Inc.	3,429,586
57,178	Morgan Stanley	3,614,221
14,198	T Rowe Price Group, Inc. (g)	536,826
6,462	The Bear Stearns Companies, Inc.	905,197

Shares		Market Value(a)
Financial—continued
55,079	The Charles Schwab Corporation	$880,162
		29,437,158
Real Estate Investment Trust — Apartments (.2%)
5,172	Apartment Investment & Management Company (g)	224,724
11,369	Archstone-Smith Trust (g)	578,341
15,547	Equity Residential (g)	695,417
		1,498,482
Real Estate Investment Trust — Diversified (.1%)
6,403	Vornado Realty Trust (g)	624,613
Real Estate Investment Trust — Office Property (.2%)
4,880	Boston Properties, Inc.	441,152
19,545	Equity Office Properties Trust	713,588
		1,154,740
Real Estate Investment Trust — Regional Mall (.1%)
9,813	Simon Property Group, Inc. (g)	813,890
Real Estate Investment Trust — Self Storage (.1%)
4,450	Public Storage, Inc. (g)	337,755
Real Estate Investment Trust — Shopping Centers (.1%)
11,260	Kimco Realty Corporation	410,877
Real Estate Investment Trust — Warehouse/Industrial (.1%)
13,106	ProLogis (g)	683,085
Savings and Loans (.6%)
13,673	Golden West Financial Corporation	1,014,536
20,028	Sovereign Bancorp, Inc.	406,779
51,288	Washington Mutual, Inc.	2,337,707
		3,759,022

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
U.S. Government Obligations (.7%)
51,670	Fannie Mae	$2,485,327
36,888	Freddie Mac	2,102,985
		4,588,312
Health Care (11.8%)
Biotechnology (1.0%)
62,979	Amgen, Inc. (b)	4,108,120
18,356	Biogen Idec, Inc. (b)	850,433
13,878	Genzyme Corporation (b)	847,252
13,279	Medimmune, Inc. (b)	359,861
2,825	Millipore Corporation (b)	177,947
		6,343,613
Drugs (5.9%)
81,474	Abbott Laboratories	3,553,081
8,201	Allergan, Inc.	879,639
11,186	AmerisourceBergen Corporation (g)	468,917
5,689	Barr Pharmaceuticals, Inc. (b)	271,308
104,968	Bristol-Myers Squibb Company	2,714,473
22,297	Cardinal Health, Inc.	1,434,366
23,618	Caremark Rx, Inc.	1,177,830
60,330	Eli Lilly & Company (g)	3,334,439
7,823	Express Scripts, Inc. (b)	561,222
17,374	Forest Laboratories, Inc. (b) (g)	672,200
24,290	Gilead Sciences, Inc. (b)	1,436,996
8,339	Hospira, Inc. (b)	358,077
12,919	King Pharmaceuticals, Inc. (b) (g)	219,623
16,104	Medco Health Solutions, Inc. (b)	922,437
116,509	Merck & Company, Inc.	4,244,423
11,222	Mylan Laboratories, Inc.	224,440
391,159	Pfizer, Inc.	9,180,502
79,063	Schering-Plough Corporation	1,504,569
5,386	Watson Pharmaceuticals, Inc. (b)	125,386
71,851	Wyeth	3,190,903
		36,474,831

Shares		Market Value(a)
Health Care—continued
Health Care — Diversified (.1%)
6,657	Laboratory Corporation of America Holdings (b) (g)	$414,265
Hospital Management (.2%)
21,784	HCA, Inc. (g)	939,980
12,851	Health Management Associates, Inc.	253,293
25,107	Tenet Healthcare Corporation (b)	175,247
		1,368,520
Managed Care (1.4%)
30,268	Aetna, Inc.	1,208,601
8,575	Coventry Health Care, Inc. (b)	471,110
8,767	Humana, Inc. (b)	470,788
4,253	Manor Care, Inc.	199,551
16,235	McKesson Corporation	767,591
71,907	UnitedHealth Group, Inc. (g)	3,219,995
34,028	Wellpoint, Inc. (b)	2,476,218
		8,813,854
Medical Products/Supplies (3.0%)
2,827	Bausch & Lomb, Inc. (g)	138,636
34,970	Baxter International, Inc.	1,285,497
13,203	Becton Dickinson & Company	807,099
13,136	Biomet, Inc.	411,026
64,862	Boston Scientific Corporation (b)	1,092,276
5,577	CR Bard, Inc. (g)	408,571
158,069	Johnson & Johnson	9,471,495
64,434	Medtronic, Inc.	3,023,243
7,417	Patterson Companies, Inc. (b) (g)	259,076
19,269	St. Jude Medical, Inc. (b)	624,701
15,610	Stryker Corporation	657,337
13,238	Zimmer Holdings, Inc. (b) (g)	750,859
		18,929,816
Special Services (.2%)
6,655	Fisher Scientific International, Inc. (b) (g)	486,148

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
8,705	Quest Diagnostics, Inc.	$521,603
		1,007,751
Technology (13.4%)
Computer Hardware (3.3%)
6,371	Affiliated Computer Services, Inc. (b)	328,807
45,403	Apple Computer, Inc. (b)	2,593,419
121,265	Dell, Inc. (b)	2,960,079
14,106	Gateway, Inc. (b) (g)	26,801
148,915	Hewlett-Packard Company	4,717,627
82,765	International Business Machines Corporation	6,358,007
5,622	Lexmark International, Inc. (b)	313,876
9,662	NCR Corporation (b)	354,016
11,850	Pitney Bowes, Inc.	489,405
10,420	Sandisk Corporation (b) (g)	531,212
186,719	Sun Microsystems, Inc. (b)	774,884
13,512	Symbol Technologies, Inc. (g)	145,795
49,020	Xerox Corporation (b) (g)	681,868
		20,275,796
Computer Networking (2.2%)
325,884	Cisco Systems, Inc. (b)	6,364,514
11,039	Google, Inc. — Class A (b)	4,628,984
30,201	Juniper Networks, Inc. (b)	482,914
66,933	Yahoo!, Inc. (b) (g)	2,208,789
		13,685,201
Computer Peripherals (.3%)
126,228	EMC Corporation Massachusetts (b)	1,384,721
19,974	Network Appliance, Inc. (b)	705,082
		2,089,803
Computer Services & Software (4.0%)
31,961	Adobe Systems, Inc. (b)	970,336
12,313	Autodesk, Inc. (b) (g)	424,306
30,769	Automatic Data Processing, Inc.	1,395,374
11,342	BMC Software, Inc. (b)	271,074

Shares		Market Value(a)
Technology—continued
24,356	CA, Inc. (g)	$500,516
9,723	Citrix Systems, Inc. (b)	390,281
9,991	Computer Sciences Corporation (b)	483,964
20,144	Compuware Corporation (b)	134,965
16,346	Electronic Arts, Inc. (b)	703,532
10,605	IMS Health, Inc.	284,744
468,332	Microsoft Corporation	10,912,135
18,097	Novell, Inc. (b) (g)	119,983
207,890	Oracle Corporation (b) (g)	3,012,326
5,900	Parametric Technology Corporation (b)	74,989
55,257	Symantec Corporation (b)	858,694
228,592	Time Warner, Inc.	3,954,642
18,299	Unisys Corporation (b)	114,918
		24,606,779
Electrical Equipment (.1%)
9,505	Jabil Circuit, Inc.	243,328
28,444	Sanmina-SCI Corporation (b)	130,842
48,815	Solectron Corporation (b)	166,947
		541,117
Electrical Instruments (.3%)
22,731	Agilent Technologies, Inc. (b)	717,390
9,831	Applera Corporation — Applied Biosystems Group	318,033
3,594	Harman International Industries, Inc. (g)	306,820
6,759	PerkinElmer, Inc.	141,263
4,467	Tektronix, Inc.	131,419
5,521	Waters Corporation (b)	245,133
		1,860,058
Electronic Components — Semiconductor (2.7%)
25,774	Advanced Micro Devices, Inc. (b) (g)	629,401
19,180	Altera Corporation (b)	336,609
19,280	Analog Devices, Inc.	619,659
83,480	Applied Materials, Inc.	1,359,054
24,452	Broadcom Corporation (b)	734,783

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
21,660	Freescale Semiconductor, Inc. (b)	$636,804
310,529	Intel Corporation	5,884,525
10,628	Kla-Tencor Corporation (g)	441,806
16,209	Linear Technology Corporation	542,840
21,178	LSI Logic Corporation (b)	189,543
17,119	Maxim Integrated Products, Inc.	549,691
38,709	Micron Technology, Inc. (b)	582,958
18,022	National Semiconductor Corporation	429,825
6,792	Novellus Systems, Inc. (b) (g)	167,762
18,818	NVIDIA Corporation (b)	400,635
11,022	PMC — Sierra, Inc. (b) (g)	103,607
8,568	QLogic Corporation (b)	147,712
10,546	Teradyne, Inc. (b)	146,906
83,173	Texas Instruments, Inc.	2,519,310
18,336	Xilinx, Inc. (g)	415,310
		16,838,740
Service — Data Processing (.5%)
27,604	Electronic Data Systems Corporation	664,152
40,868	First Data Corporation	1,840,695
9,379	Fiserv, Inc. (b)	425,431
9,120	Intuit, Inc. (b) (g)	550,757
		3,481,035
Transportation (2.0%)
Air Freight (1.1%)
16,351	FedEx Corporation	1,910,778
57,903	United Parcel Service, Inc.	4,767,154
		6,677,932
Airlines (.1%)
37,702	Southwest Airlines Company	617,182
Railroads (.8%)
19,467	Burlington Northern Santa Fe Corporation	1,542,760
11,867	CSX Corporation	835,911
22,158	Norfolk Southern Corporation	1,179,249

Shares		Market Value(a)
Transportation—continued
14,369	Union Pacific Corporation	$1,335,742
		4,893,662
Trucking (—)
3,229	Ryder System, Inc.	188,670
Utilities (3.4%)
Electric Companies (3.1%)
8,671	Allegheny Energy, Inc. (b)	321,434
11,004	Ameren Corporation	555,702
21,028	American Electric Power Company, Inc. (g)	720,209
16,585	Centerpoint Energy, Inc.	207,312
11,723	CMS Energy Corporation (b)	151,696
13,094	Consolidated Edison, Inc. (g)	581,897
9,532	Constellation Energy Group, Inc.	519,685
18,553	Dominion Resources, Inc.	1,387,579
9,490	DTE Energy Company	386,623
65,927	Duke Energy Corporation	1,936,276
17,393	Edison International	678,327
11,073	Entergy Corporation	783,415
35,687	Exelon Corporation	2,028,092
17,608	FirstEnergy Corporation (g)	954,530
21,580	FPL Group, Inc.	892,980
14,486	NiSource, Inc.	316,374
18,480	PG&E Corporation (g)	725,894
5,253	Pinnacle West Capital Corporation (g)	209,647
20,312	PPL Corporation	656,078
13,463	Progress Energy, Inc.	577,159
13,389	Public Service Enterprise Group, Inc.	885,281
11,063	TECO Energy, Inc.	165,281
35,143	The AES Corporation (b) (g)	648,388
39,613	The Southern Company	1,269,597
24,685	TXU Corporation	1,475,916
21,627	Xcel Energy, Inc.	414,806
		19,450,178

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Utilities—continued
Natural Gas (.2%)
9,305	KeySpan Corporation	$375,922
2,343	Nicor, Inc.	97,234
2,047	Peoples Energy Corporation (g)	73,508
13,815	Sempra Energy	628,306
		1,174,970

Shares		Market Value(a)
Utilities—continued
Telecommunication (.1%)
7,981	Embarq Corporation (b)	$327,141
Total common stocks (cost: $334,178,069)		613,741,690

Principal		Rate	Maturity
Securities Lending Collateral (11.8%)
Commercial Paper (6.0%)
$1,030,518	Aquifier Funding, LLC (e)	5.141%	07/06/06	1,030,065
1,766,602	Atlas Capital Funding Corporation (d)	5.150%	11/10/06	1,766,602
588,867	Atlas Capital Funding Corporation (d)	5.303%	10/20/06	588,867
588,867	Atomium Funding Corporation (e)	5.104%	07/05/06	588,697
2,649,903	Atomium Funding Corporation (e)	5.132%	07/06/06	2,648,737
294,434	Atomium Funding Corporation (e)	5.313%	07/20/06	293,701
2,944,337	Bear Stearns Company, Inc.	5.372%	10/04/06	2,944,337
2,944,337	Buckingham CDO, Ltd.	5.352%	07/24/06	2,935,268
2,355,470	Buckingham CDO II, Ltd.	5.151%	07/07/06	2,354,080
883,301	Buckingham CDO II, Ltd.	5.322%	07/21/06	880,969
2,944,337	Cairn High Grade, LLC	5.104%	07/05/06	2,943,483
529,981	Cairn High Grade, LLC	5.354%	07/27/06	528,120
1,177,735	Cedar Springs Capital Company (e)	5.104%	07/06/06	1,177,217
1,766,602	Concord Minutemen Capital Company (e)	5.140%	07/11/07	1,766,602
1,059,961	Concord Minutemen Capital Company (e)	5.160%	07/12/07	1,059,961
588,867	Concord Minutemen Capital Company (e)	5.170%	07/13/07	588,867
1,766,602	Corporate Asset Securitization Australia, Ltd. (e)	5.353%	07/26/06	1,760,649
312,983	Edison Asset Securitization, LLC (e)	5.114%	07/05/06	312,892
1,472,169	Legacy Capital Company	5.320%	07/19/06	1,468,709
2,355,470	Lexington Parker Capital Company (e)	5.332%	08/14/06	2,340,889
190,793	Mane Funding Corporation (e)	5.114%	07/05/06	190,738
883,301	Morgan Stanley	5.383%	10/30/06	883,301
2,944,337	Ticonderoga Funding, LLC	5.332%	07/24/06	2,935,269
1,472,169	White Pine Finance, LLC (d)	5.149%	07/17/06	1,472,169
1,766,602	White Pine Finance, LLC	5.346%	08/08/06	1,757,222
				37,217,411
Corporate Notes (1.9%)
2,061,036	American General Finance-144A Issue (d) (h)	5.228%	07/13/07	2,062,005
2,649,903	Genworth Financial Company	5.288%	06/18/07	2,649,903
1,766,602	Liquid Funding, Ltd. (d)	5.115%	02/20/07	1,766,796
1,472,169	Metropolitan Life Global Funding I-144A Issue (d) (h)	5.147%	03/06/12	1,472,330
1,472,169	Morgan Stanley	5.229%	08/13/10	1,472,478
1,177,735	SLM Corporation-144A Issue (d) (h)	5.170%	05/04/07	1,177,747
1,009,613	Tango Finance Corporation (d)	5.190%	10/25/06	1,009,866
				11,611,125

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Principal		Market Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (3.9%)
$24,158,134	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $24,168,931 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 — 11/03/06)	$24,158,134
	Total securities lending collateral (cost: $72,986,670)	72,986,670

Shares
Short-Term Securities (1.0%)
Investment Companies (1.0%)

5,000,000	American Beacon Funds, current rate 5.080%	5,000,000
979,112	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 5.001%	979,112
	Total short-term securities (cost: $5,979,112)	5,979,112
	Total investments in securities (cost: $413,143,851) (i)	$692,707,472
	Payable upon return of securities loaned (-11.8%)	(72,986,670)
	Cash and other assets in excess of liabilities (.1%)	620,037
	Total Net Assets (100%)	$620,340,839

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  Non-income producing.

(c)  The Portfolio held 0.9% of net assets in foreign securities at June 30, 2006.

(d)  Variable rate security.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 2.2% of the Portfolio's net assets at June 30, 2006.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2006, securities with an aggregate market value of $889,920 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	September 2006	86	long	$73,858	$33

(g)  Securities (or a portion of securities) on loan as of June 30, 2006.

(h)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)  At June 30, 2006 the cost of securities for federal income tax purposes was $418,191,965. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$297,510,401
Gross unrealized depreciation	(22,994,894)
Net unrealized appreciation	$274,515,507

See accompanying notes to financial statements.

Maturing Government Bond 2006 Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (77.0%)
U.S. Government and Agency Obligations (77.0%)
$650,000	Federal Home Loan Mortgage Corporation Strip (b)	5.273%	01/15/07	$632,042
613,000	Federal National Mortgage Association Strip (b)	5.425%	04/08/07	588,484
686,000	Financing Corporation Strip (b)	5.122%	11/11/06	673,535
500,000	Resolution Funding Corporation Strip (b)	5.224%	07/15/07	474,184
		Total U.S. government and agency obligations (cost: $2,363,094)		2,368,245
		Total long-term debt securities (cost: $2,363,094)		2,368,245
Short-Term Securities (23.0%)
U.S. Government and Agency Obligations (16.2%)
500,000	Federal Home Loan Bank Discount Note	5.040%	07/19/06	498,783
		Total U.S. government and agency obligations (cost: $498,783)		498,783

Shares
Investment Companies (6.8%)
150,000	American Beacon Funds, current rate 5.080%	150,000
57,701	BlackRock Provident Institutional TempFund, current rate 5.033%	57,701
	Total investment companies (cost: $207,701)	207,701
	Total short-term securities (cost: $706,484)	706,484
	Total investments in securities (cost: $3,069,578) (c)	$3,074,729
	Cash and other assets in excess of liabilities (-%)	1,012
	Total Net Assets (100%)	$3,075,741

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  For zero coupon issues (strips) the interest rate represents yield to maturity at June 30, 2006.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2006.

See accompanying notes to financial statements.

Maturing Government Bond 2010 Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (100.0%)
U.S. Government and Agency Obligations (100.0%)
$719,000	Federal National Mortgage Association Strip (b)	5.464%	11/29/09	$599,499
717,000	Federal National Mortgage Association Strip (b)	5.259%	05/15/11	558,496
1,000,000	Financing Corporation Strip (b)	5.322%	04/05/11	781,106
412,000	Financing Corporation Strip (b)	5.357%	11/02/10	328,466
524,000	Government Trust Certificate (b)	5.323%	11/15/10	417,570
482,000	Government Trust Certificate (b)	5.357%	05/15/10	393,773
1,032,000	Resolution Funding Corporation Strip (b)	5.078%	04/15/11	813,955
475,000	Tennessee Valley Authority (b)	5.490%	04/15/10	387,869
245,000	U.S. Treasury Strip (b) (f)	5.125%	08/15/11	189,631
		Total U.S. government and agency obligations (cost: $4,377,739)		4,470,365
		Total long-term debt securities (cost: $4,377,739)		4,470,365
Securities Lending Collateral (3.1%)
Commercial Paper (1.6%)
1,943	Aquifier Funding, LLC (d)	5.141%	07/06/06	1,942
3,330	Atlas Capital Funding Corporation (c)	5.150%	11/10/06	3,330
1,110	Atlas Capital Funding Corporation (c)	5.303%	10/20/06	1,110
1,110	Atomium Funding Corporation (d)	5.104%	07/05/06	1,110
4,996	Atomium Funding Corporation (d)	5.132%	07/06/06	4,994
555	Atomium Funding Corporation (d)	5.313%	07/20/06	554
5,551	Bear Stearns Company, Inc.	5.372%	10/04/06	5,551
5,551	Buckingham CDO, Ltd.	5.352%	07/24/06	5,534
4,441	Buckingham CDO II, Ltd.	5.151%	07/07/06	4,438
1,665	Buckingham CDO II, Ltd.	5.322%	07/21/06	1,661
5,551	Cairn High Grade, LLC	5.104%	07/05/06	5,549
999	Cairn High Grade, LLC	5.354%	07/27/06	996
2,220	Cedar Springs Capital Company (d)	5.104%	07/06/06	2,219
3,330	Concord Minutemen Capital Company (d)	5.140%	07/11/07	3,330
1,998	Concord Minutemen Capital Company (d)	5.160%	07/12/07	1,998
1,110	Concord Minutemen Capital Company (d)	5.170%	07/13/07	1,110
3,330	Corporate Asset Securitization Australia, Ltd. (d)	5.353%	07/26/06	3,319
590	Edison Asset Securitization, LLC (d)	5.114%	07/05/06	590
2,775	Legacy Capital Company	5.320%	07/19/06	2,769
4,441	Lexington Parker Capital Company (d)	5.332%	08/14/06	4,413
360	Mane Funding Corporation (d)	5.114%	07/05/06	360
1,665	Morgan Stanley	5.383%	10/30/06	1,665
5,551	Ticonderoga Funding, LLC	5.332%	07/24/06	5,534
2,775	White Pine Finance, LLC (c)	5.149%	07/17/06	2,775
3,330	White Pine Finance, LLC	5.346%	08/08/06	3,313
				70,164
Corporate Notes (.5%)
3,886	American General Finance-144A Issue (c) (e)	5.228%	07/13/07	3,887
4,996	Genworth Financial Company	5.288%	06/18/07	4,996
3,330	Liquid Funding, Ltd. (c)	5.115%	02/20/07	3,331
2,775	Metropolitan Life Global Funding I-144A Issue (c) (e)	5.147%	03/06/12	2,776
2,775	Morgan Stanley	5.229%	08/13/10	2,776
2,220	SLM Corporation-144A Issue (c) (e)	5.170%	05/04/07	2,220
1,903	Tango Finance Corporation (c)	5.190%	10/25/06	1,904
				21,890

See accompanying notes to financial statements.

Maturing Government Bond 2010 Portfolio
Investments in Securities – continued

Principal		Market Value(a)
Repurchase Agreement (1.0%)
$45,544	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $45,564 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 — 11/03/06)	$45,544
	Total securities lending collateral (cost: $137,598)	137,598
Shares
Short-Term Security (.3%)
Investment Company (.3%)
13,567	BlackRock Provident Institutional TempFund, current rate 5.033%	13,567
	Total investment company (cost: $13,567)	13,567
	Total short-term securities (cost: $151,165)	151,165
	Total investments in securities (cost: $4,528,904) (g)	$4,621,530
	Payable upon return of securities loaned (-3.1%)	(137,598)
	Liabilities in excess of cash and other assets (-.3%)	(13,704)
	Total Net Assets (100%)	$4,470,228

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  For zero coupon issues (strips) the interest rate represents yield to maturity at June 30, 2006.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent .6% of the Portfolio's net assets at June 30, 2006.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Securities (or a portion of securities) on loan as of June 30, 2006.

(g)  Also represents the cost of securities for federal income tax purposes at June 30, 2006.

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (94.4%)
Australia (3.5%)
Government (3.5%)
3,095,000	Australia Government Bond (AUD)	6.250%	04/15/15	$2,372,895
Belgium (4.7%)
Government (4.7%)
2,521,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	3,152,100
Canada (4.7%)
Government (4.7%)
1,580,000	Canadian Government Bond (CAD)	4.500%	06/01/15	1,412,211
1,664,000	Canadian Government Bond (CAD)	5.750%	06/01/33	1,756,619
				3,168,830
Cayman Islands (.9%)
Finance — Diversified (.9%)
440,000	Hutchison Whampoa Finance, Ltd. (EUR)	5.875%	07/08/13	599,642
Denmark (4.6%)
Government (4.6%)
2,470,000	Kingdom of Denmark (EUR)	3.125%	10/15/09	3,099,201
Finland (4.6%)
Government (4.6%)
397,000	Finland Government Bond (EUR)	2.750%	07/04/06	507,605
2,000,000	Finland Government Bond (EUR)	5.000%	07/04/07	2,597,363
				3,104,968
France (4.8%)
Government (4.8%)
1,808,000	France Government Bond (EUR)	4.250%	04/25/19	2,330,695
700,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	872,751
				3,203,446
Germany (4.8%)
Government (4.8%)
1,472,000	Bundesschatzanweisungen (EUR)	2.250%	09/14/07	1,856,303
1,052,000	Bundesschatzanweisungen (EUR)	2.500%	09/22/06	1,343,486
				3,199,789
Greece (1.4%)
Electric Companies (.2%)
80,000	Public Power Corporation (EUR)	4.500%	03/12/09	103,178
Government (1.2%)
600,000	Hellenic Republic Government Bond (EUR)	6.300%	01/29/09	814,201
				917,379
Ireland (4.8%)
Government (4.8%)
2,520,000	Ireland Government Bond (EUR)	3.250%	04/18/09	3,184,686

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Italy (1.9%)
Government (1.9%)
1,000,000	Buoni Poliennali del Tesoro (EUR)	3.500%	09/15/08	$1,275,504
Mexico (6.9%)
Government (6.9%)
28,500,000	Mexican Bonos (MXN)	9.000%	12/24/09	2,590,324
22,900,000	Mexican Bonos (MXN)	9.000%	12/20/12	2,049,699
				4,640,023
Netherlands (4.2%)
Government (4.2%)
377,000	Netherlands Government Bond (EUR)	3.000%	07/15/06	482,024
1,948,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	2,356,416
				2,838,440
Portugal (2.0%)
Government (2.0%)
1,100,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.850%	04/15/21	1,330,793
Supranational (2.5%)
Supra National Bank (2.5%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,333,773
180,000	European Investment Bank (GBP)	6.250%	04/15/14	357,882
				1,691,655
Sweden (4.5%)
Government (4.5%)
2,300,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	3,030,170
United Kingdom (22.0%)
Government (21.5%)
3,300,000	United Kingdom Gilt (GBP)	4.500%	03/07/07	6,094,072
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,111,525
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,539,015
2,500,000	United Kingdom Gilt (GBP)	7.500%	12/07/06	4,678,850
Insurance (.5%)
200,000	Old Mutual PLC (GBP) (c)	5.000%	01/21/16	360,278
				14,783,740
United States (11.6%)
U.S. Treasury (11.6%)
$3,952,000	U.S. Treasury Inflation Indexed Note (d)	2.000%	01/15/16	3,774,006
3,955,000	U.S. Treasury Bond (e)	5.375%	02/15/31	4,023,287
				7,797,293
		Total long-term debt securities (cost: $63,100,709)		63,390,554
Shares
Securities Lending Collateral (6.4%)
Investment Trust (6.4%)
4,311,231	Delaware Business Trust II, current rate 5.240%			4,311,231
		Total securities lending collateral (cost $4,311,231)		4,311,231

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Short-Term Securities (4.1%)
U.S. Government and Agency Obligations (3.0%)
U.S. Treasury (3.0%)
$2,000,000	U.S. Treasury Discount Note (e)	3.000%	12/31/06	$1,977,422

Shares
Investment Company (1.1%)
738,188	Dreyfus Cash Management, current rate 5.040%	738,188
	Total short-term securities (cost: $2,715,610)	2,715,610
	Total investments in securities (cost: $70,127,550) (f)	$70,417,395
	Payable upon return of securities loaned (-6.4%)	(4,311,231)
	Cash and other assets in excess of liabilities (1.5%)	983,752
	Total Net Assets (100%)	$67,089,916
Forward Foreign Currency Contracts

On June 30, 2006, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/11/06	1,928,762	CAD	1,363,878	EUR	$12,838	$–
07/11/06	1,940,000	CAD	962,779	GBP	38,047	–
07/11/06	1,676,134	CAD	817,347	GBP	6,086	–
07/11/06	253,820	EUR	358,000	CAD	–	3,239
07/11/06	1,786,010	GBP	3,616,134	CAD	–	55,015
07/31/06	5,798,526	EUR	826,000,000	JPY	–	179,900
07/31/06	9,020,710	EUR	1,279,871,000	JPY	–	324,918
07/31/06	2,650,000	EUR	372,123,600	JPY	–	129,371
07/31/06	2,230,550	USD	247,000,000	JPY	–	61,203
08/09/06	485,861	EUR	756,000	CHF	–	1,845
08/30/06	52,903,000	MXN	3,658,626	EUR	34,751	–
09/08/06	5,141,666	USD	3,947,733	EUR	–	67,421
09/08/06	4,059,521	USD	3,187,293	EUR	37,287	–
09/08/06	1,040,715	USD	818,410	EUR	11,234	–
09/13/06	2,898,231	AUD	1,693,213	EUR	25,291	–
09/15/06	4,288,672	GBP	6,252,210	EUR	95,630	–
09/15/06	1,818,275	GBP	379,425,000	JPY	–	14,463
09/15/06	1,815,000	GBP	378,609,000	JPY	–	15,608
					$261,164	$852,983

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Variable rate security.

(d)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)  Securities (or a portion of securities) on loan as of June 30, 2006.

(f)  At June 30, 2006 the cost of securities for federal income tax purposes was $70,222,430. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$812,766
Gross unrealized depreciation	(617,801)
Net unrealized appreciation	$194,965

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (95.6%)
Basic Materials (5.5%)
Chemicals (3.0%)
7,986	Airgas, Inc.	$297,479
4,635	Albemarle Corporation	221,924
7,602	Cabot Corporation	262,421
2,885	Cabot Microelectronics Corporation (b) (h)	87,444
28,681	Chemtura Corporation	267,882
4,839	Cytec Industries, Inc.	259,661
5,073	Ferro Corporation	80,965
4,688	FMC Corporation	301,860
8,191	Lubrizol Corporation	326,411
24,501	Lyondell Chemical Company (h)	555,193
2,398	Minerals Technologies, Inc.	124,696
8,559	Olin Corporation	153,463
8,081	Quicksilver Resources, Inc. (b) (h)	297,462
14,151	RPM International, Inc.	254,718
5,482	Sensient Technologies Corporation	114,629
5,401	The Scotts Miracle-Gro Company (h)	228,570
12,167	Valspar Corporation	321,330
		4,156,108
Construction (.6%)
5,704	Florida Rock Industries, Inc.	283,318
5,530	Martin Marietta Materials, Inc. (h)	504,059
		787,377
Iron and Steel (.3%)
5,141	Steel Dynamics, Inc.	337,969
Manufacturing (.1%)
3,121	Mine Safety Appliances Company (h)	125,464
	Metal Fabrication (.5%)
14,362	Commercial Metals Company	369,103
3,831	Reliance Steel & Aluminum	317,782
		686,885
	Paper and Forest (1.0%)
6,633	Bowater, Inc. (h)	150,901
5,246	Glatfelter	83,254

Shares		Market Value(a)
Basic Materials—continued
6,058	Longview Fibre Company	$115,647
7,133	Packaging Corporation of America	157,069
4,646	Potlatch Corporation	175,386
9,157	Rayonier, Inc.	347,142
11,822	Sonoco Products Company	374,166
		1,403,565
Capital Goods (8.8%)
Aerospace/Defense (.1%)
853	Sequa Corporation (b)	69,520
Electrical Equipment (.6%)
7,427	Energizer Holdings, Inc. (b)	434,999
7,284	Hubbell, Inc.	347,083
		782,082
Electronics (.2%)
7,080	GameStop Corporation (b) (h)	297,360
Engineering/Construction (1.3%)
4,779	Dycom Industries, Inc. (b)	101,745
3,909	Granite Construction, Inc.	176,960
7,026	Jacobs Engineering Group, Inc. (b)	559,551
14,754	Joy Global, Inc.	768,536
14,146	Quanta Services, Inc. (b) (h)	245,150
		1,851,942
Hardware and Tools (.2%)
4,767	Kennametal, Inc.	296,746
Machinery (.9%)
10,738	AGCO Corporation (b) (h)	282,624
8,130	Graco, Inc.	373,817
5,033	Lincoln Electric Holdings, Inc.	315,317
2,119	Tecumseh Products Company (b)	40,685
8,447	Zebra Technologies Corporation (b)	288,550
		1,300,993

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Manufacturing (3.4%)
8,480	Ametek, Inc.	$401,782
3,670	Carlisle Companies, Inc.	291,031
5,998	Crane Company	249,517
8,114	Donaldson Company, Inc.	274,821
5,705	Federal Signal Corporation	86,374
6,768	Flowserve Corporation (b)	385,099
5,063	Harsco Corporation	394,711
2,971	Lancaster Colony Corporation	117,265
4,070	Nordson Corporation	200,163
12,136	Pentair, Inc.	414,930
10,366	Roper Industries, Inc.	484,611
7,181	SPX Corporation	401,777
4,804	Teleflex, Inc.	259,512
5,830	The Brink's Company	328,870
8,457	Trinity Industries, Inc.	341,663
		4,632,126
Metal Fabrication (1.1%)
16,002	Precision Castparts Corporation	956,279
10,051	Timken Company	336,809
8,484	Worthington Industries, Inc.	177,740
		1,470,828
Trucks and Parts (.3%)
8,831	Oshkosh Truck Corporation	419,649
Waste Management (.7%)
14,353	Republic Services, Inc.	579,000
5,320	Stericycle, Inc. (b)	346,332
		925,332
Communication Services (1.8%)
Electrical Defense (.2%)
4,725	DRS Technologies, Inc.	230,344
Telecommunication (1.2%)
8,093	Adtran, Inc.	181,526
6,925	CommScope, Inc. (b) (h)	217,583
16,027	Harris Corporation	665,281
4,850	Newport Corporation (b)	78,182
5,677	Plantronics, Inc. (h)	126,086

Shares		Market Value(a)
Communication Services—continued
13,384	Powerwave Technologies, Inc. (b) (h)	$122,062
22,712	RF Micro Devices, Inc. (b)	135,591
12,467	UTStarcom, Inc. (b) (h)	97,118
		1,623,429
Telephone (.4%)
29,473	Cincinnati Bell, Inc. (b) (h)	120,839
12,272	Telephone & Data Systems, Inc.	508,061
		628,900
Consumer Cyclical (13.3%)
Auto (.7%)
8,358	ArvinMeritor, Inc. (h)	143,674
1,397	Bandag, Inc. (h)	51,116
6,885	BorgWarner, Inc.	448,214
7,969	Lear Corporation (h)	176,991
3,982	Modine Manufacturing Company	93,020
		913,015
Construction (.7%)
4,780	Beazer Homes USA, Inc. (h)	219,258
5,461	Ryland Group, Inc.	237,936
4,106	Thor Industries, Inc.	198,936
13,953	Toll Brothers, Inc. (b)	356,778
		1,012,908
Distribution Durables (1.1%)
7,430	CDW Corporation	406,049
14,792	Fastenal Company	595,970
6,526	MSC Industrial Direct Company	310,442
6,597	Tech Data Corporation (b)	252,731
		1,565,192
Entertainment (.6%)
15,196	GTECH Holdings Corporation	528,517
4,174	International Speedway Corporation	193,548
6,092	Macrovision Corporation (b)	131,100
		853,165

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Home Builders (.2%)
4,246	Hovnanian Enterprises, Inc. (b)	$127,720
3,962	MDC Holdings, Inc. (h)	205,746
		333,466
Houseware (.1%)
5,846	Furniture Brands International, Inc. (h)	121,831
Leisure (.1%)
7,693	Callaway Golf Company	99,932
Lodging — Hotel (.2%)
5,284	Boyd Gaming Corporation	213,262
Office Equipment (.4%)
7,918	Herman Miller, Inc.	204,047
6,148	HNI Corporation (h)	278,812
		482,859
Publishing (.9%)
10,731	Belo Corporation	167,403
5,425	Lee Enterprises, Inc.	146,204
2,858	Media General, Inc.	119,722
4,264	Scholastic Corporation (b)	110,736
11,501	The Readers Digest Association, Inc. (h)	160,554
697	The Washington Post Company	543,667
		1,248,286
Retail (6.8%)
5,692	99 Cents Only Stores (b)	59,538
10,504	Abercrombie & Fitch Company	582,237
12,932	Advance Auto Parts, Inc.	373,735
6,447	Aeropostale, Inc. (b)	186,254
15,731	American Eagle Outfitters, Inc.	535,483
6,871	American Greetings Corporation	144,360
8,757	AnnTaylor Stores Corporation (b) (h)	379,879
6,343	Barnes & Noble, Inc.	231,520
7,923	BJ's Wholesale Club, Inc. (b)	224,617
7,659	Borders Group, Inc.	141,385
12,539	Carmax, Inc. (b)	444,633
21,725	Chico's FAS, Inc. (b)	586,140

Shares		Market Value(a)
Consumer Cyclical—continued
11,686	Claire's Stores, Inc.	$298,110
8,245	Copart, Inc. (b)	202,497
12,480	Dollar Tree Stores, Inc. (b) (h)	330,720
18,510	Foot Locker, Inc.	453,310
15,756	Michaels Stores, Inc.	649,777
13,512	O'Reilly Automotive, Inc. (b)	421,439
8,599	Pacific Sunwear of California, Inc. (b)	154,180
8,037	Payless Shoesource, Inc. (b) (h)	218,365
16,651	PetSmart, Inc. (h)	426,266
10,297	Pier 1 Imports, Inc. (h)	71,873
7,319	Polo Ralph Lauren Corporation	401,813
5,492	Regis Corporation	195,570
17,044	Ross Stores, Inc.	478,084
16,341	Saks, Inc.	264,234
6,331	Timberland Company (b)	165,239
13,216	Urban Outfitters, Inc. (b) (h)	231,148
13,791	Williams-Sonoma, Inc. (h)	469,584
		9,321,990
Service (.8%)
10,726	Adesa, Inc.	238,546
4,518	Catalina Marketing Corporation	128,582
6,635	Harte-Hanks, Inc.	170,121
3,498	Rollins, Inc.	68,701
7,843	Scientific Games Corporation (b) (h)	279,368
5,592	Sotheby's (b) (h)	146,790
		1,032,108
Special Services (.4%)
4,784	Corporate Executive Board Company	479,357
Textiles (.3%)
6,383	Mohawk Industries, Inc. (b) (h)	449,044
Consumer Staples (4.8%)
Beverage (.1%)
7,134	PepsiAmericas, Inc.	157,733

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
Broadcasting (.2%)
4,376	Emmis Communications Corporation (b)	$68,440
3,973	Entercom Communications Corporation	103,934
7,572	Westwood One, Inc.	56,790
		229,164
Food (.8%)
8,669	Hormel Foods Corporation	321,967
11,734	Smithfield Foods, Inc. (b)	338,291
6,904	The JM Smucker Company	308,609
3,073	Tootsie Roll Industries, Inc.	89,516
		1,058,383
Household Products (.3%)
3,060	Blyth, Inc.	56,488
7,749	Church & Dwight Company, Inc.	282,218
6,442	Tupperware Brands Corporation	126,843
		465,549
Restaurants (1.1%)
8,821	Applebees International, Inc.	169,540
4,253	Bob Evans Farms, Inc.	127,633
10,067	Brinker International, Inc.	365,432
3,729	CBRL Group, Inc.	126,488
7,893	OSI Restaurant Partners, Inc.	273,098
7,045	Ruby Tuesday, Inc. (h)	171,968
9,453	The Cheesecake Factory (b)	254,758
		1,488,917
Retail (.1%)
4,098	Ruddick Corporation	100,442
Service (2.1%)
2,874	Banta Corporation	133,152
11,646	Career Education Corporation (b) (h)	348,099
10,197	Corinthian Colleges, Inc. (b) (h)	146,429

Shares		Market Value(a)
Consumer Staples—continued
6,947	DeVry, Inc. (b)	$152,626
4,282	ITT Educational Services, Inc. (b)	281,799
2,319	Kelly Services, Inc.	63,007
5,026	Korn/Ferry International (b)	98,459
6,125	Laureate Education, Inc. (b) (h)	261,109
10,520	Manpower, Inc.	679,592
12,315	MPS Group, Inc. (b)	185,464
8,213	Rent-A-Center, Inc. (b) (h)	204,175
8,143	United Rentals, Inc. (b) (h)	260,413
5,644	Valassis Communications, Inc. (b) (h)	133,142
		2,947,466
Tobacco (.1%)
3,051	Universal Corporation	113,558
Energy (10.9%)
Mining (1.8%)
17,069	Arch Coal, Inc.	723,214
31,600	Peabody Energy Corporation	1,761,700
		2,484,914
Natural Gas (.4%)
20,010	Southwestern Energy Company (b)	623,512
Oil & Gas (4.6%)
14,211	Denbury Resources, Inc. (b)	450,062
18,355	ENSCO International, Inc.	844,697
6,596	Forest Oil Corporation (b)	218,723
6,296	Helmerich & Payne, Inc.	379,397
15,351	Newfield Exploration Company (b)	751,278
21,145	Noble Energy, Inc.	990,855
20,497	Patterson-UTI Energy, Inc. (h)	580,270
15,434	Pioneer Natural Resources Company	716,292
9,399	Plains Exploration & Production Company (b)	381,035

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
6,919	Pogo Producing Company (h)	$318,966
19,329	Pride International, Inc. (b) (h)	603,645
		6,235,220
Oil & Gas Services (2.6%)
13,754	Cameron International Corp. (b)	657,028
8,132	FMC Technologies, Inc. (b)	548,585
15,628	Grant Prideco, Inc. (b)	699,353
10,992	Hanover Compressor Company (b) (h)	206,430
23,938	Smith International, Inc.	1,064,523
7,175	Tidewater, Inc.	353,010
		3,528,929
Pipelines (1.5%)
14,392	Equitable Resources, Inc.	482,132
10,024	National Fuel Gas Company	352,243
10,216	Questar Corporation	822,286
6,986	Western Gas Resources, Inc.	418,112
		2,074,773
Financial (16.2%)
Auto Finance (.3%)
15,568	AmeriCredit Corporation (b) (h)	434,659
Banks (3.8%)
15,784	Associated Banc Corporation	497,669
6,087	Bank of Hawaii Corporation	301,915
6,147	Cathay General Bancorp	223,628
4,932	City National Corporation	321,024
5,730	Cullen/Frost Bankers, Inc.	328,329
9,471	FirstMerit Corporation	198,323
5,986	Greater Bay Bancorp	172,097
7,850	Investors Financial Services Corporation (h)	352,465
14,707	Mercantile Bankshares Corporation	524,599

Shares		Market Value(a)
Financial—continued
4,242	SVB Financial Group (b) (h)	$192,841
13,345	TCF Financial Corporation	352,975
5,389	Texas Regional Bancshares, Inc. Class A	204,351
18,453	The Colonial BancGroup, Inc.	473,873
10,332	Washington Federal, Inc.	239,599
6,311	Webster Financial Corporation	299,394
3,746	Westamerica Bancorporation	183,442
8,154	Wilmington Trust Corporation	343,936
		5,210,460
Commercial Services (.1%)
6,123	Deluxe Corporation	107,030
Finance — Diversified (1.1%)
15,231	Eaton Vance Corporation (h)	380,166
7,821	IndyMac Bancorp, Inc. (h)	358,593
19,612	Leucadia National Corporation	572,474
6,242	Navigant Consulting, Inc. (b) (h)	141,381
		1,452,614
Insurance (5.7%)
5,663	American Financial Group, Inc.	242,943
4,685	AmerUs Group Company (h)	274,307
11,542	Arthur J Gallagher & Company	292,474
13,324	Brown & Brown, Inc.	389,327
7,792	Everest Re Group, Ltd. (c)	674,554
20,861	Fidelity National Financial, Inc.	812,536
11,536	First American Corporation	487,627
6,024	Hanover Insurance Group, Inc.	285,899
13,278	HCC Insurance Holdings, Inc.	390,904

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
5,096	Horace Mann Educators Corporation	$86,377
4,212	Mercury General Corporation	237,430
7,522	Ohio Casualty Corporation	223,629
27,435	Old Republic International Corporation	586,286
8,367	Protective Life Corporation	390,070
9,864	Radian Group, Inc.	609,398
6,587	Stancorp Financial Group, Inc.	335,344
10,722	The PMI Group, Inc.	477,987
5,365	Unitrin, Inc.	233,860
20,205	WR Berkley Corporation	689,597
		7,720,549
Investment Bankers/Brokers (1.0%)
8,982	AG Edwards, Inc.	496,884
11,970	Jefferies Group, Inc. (h)	354,671
10,635	Raymond James Financial, Inc.	321,922
10,115	Waddell & Reed Financial, Inc.	207,964
		1,381,441
Real Estate Investment Trust — Apartments (.3%)
16,028	United Dominion Realty Trust, Inc. (h)	448,944
Real Estate Investment Trust — Diversified (.3%)
10,648	Liberty Property Trust	470,642
Real Estate Investment Trust — Hotels (.3%)
8,631	Hospitality Properties Trust	379,074
Real Estate Investment Trust — Office Property (.4%)
6,409	Highwoods Properties, Inc.	231,878
7,472	Mack-Cali Realty Corporation (h)	343,114
		574,992

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Shopping Centers (1.8%)
13,093	Developers Diversified Realty Corporation	$683,193
12,486	New Plan Excel Realty Trust	308,279
8,190	Regency Centers Corporation	509,008
8,572	The Macerich Company	601,754
9,634	Weingarten Realty Investors (h)	368,790
		2,471,024
Real Estate Investment Trust — Warehouse/Industrial (.4%)
10,504	AMB Property Corporation	530,977
Savings and Loans (.7%)
10,117	Astoria Financial Corporation	308,063
13,265	First Niagara Financial Group, Inc.	185,975
31,330	New York Community Bancorp, Inc.	517,258
		1,011,296
Health Care (9.7%)
Biotechnology (1.6%)
7,994	Affymetrix, Inc. (b) (h)	204,646
8,579	Charles River Laboratories International, Inc. (b)	315,707
6,395	Invitrogen Corporation (b) (h)	422,518
3,803	Martek Biosciences Corporation (b) (h)	110,097
37,574	Millennium Pharmaceuticals, Inc. (b)	374,613
13,663	PDL BioPharma, Inc. (b)	251,536
13,150	Vertex Pharmaceuticals, Inc. (b)	482,736
		2,161,853
Drugs (2.3%)
7,250	Cephalon, Inc. (b) (h)	435,725
6,453	Medicis Pharmaceutical	154,872
14,460	Omnicare, Inc. (h)	685,693

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
4,183	Par Pharmaceutical Companies, Inc. (b)	$77,218
9,990	Perrigo Company	160,839
12,111	Pharmaceutical Product Development, Inc.	425,338
12,981	Sepracor, Inc. (b) (h)	741,735
10,987	Valeant Pharmaceuticals International	185,900
9,917	VCA Antech, Inc. (b)	316,650
		3,183,970
Hospital Management (1.0%)
11,733	Community Health Systems, Inc. (b)	431,188
6,872	LifePoint Hospitals, Inc. (b)	220,797
10,450	Triad Hospitals, Inc. (b) (h)	413,611
6,473	Universal Health Services, Inc.	325,333
		1,390,929
Managed Care (.5%)
13,765	Health Net, Inc. (b)	621,765
Medical Products/Supplies (3.6%)
8,198	Advanced Medical Optics, Inc. (b) (h)	415,638
7,588	Beckman Coulter, Inc. (h)	421,513
13,580	Cytyc Corporation (b)	344,389
9,427	Dentsply International, Inc.	571,276
7,027	Edwards Lifesciences Corporation (b)	319,237
6,196	Gen-Probe, Inc. (b)	334,460
10,542	Henry Schein, Inc. (b)	492,628
7,374	Hillenbrand Industries, Inc.	357,639
4,365	Intuitive Surgical, Inc. (b) (h)	514,939
7,857	STERIS Corporation	179,611
4,665	Techne Corporation (b)	237,542
15,672	Varian Medical Systems, Inc. (b)	742,069
		4,930,941
Special Services (.7%)
5,027	Apria Healthcare Group, Inc. (b)	95,010

Shares		Market Value(a)
Health Care—continued
7,587	Covance, Inc. (b)	$464,476
11,440	Lincare Holdings, Inc. (b)	432,890
		992,376
Technology (14.6%)
Computer Hardware (.9%)
8,040	Diebold, Inc.	326,585
4,141	Imation Corporation	169,988
6,237	The Reynolds & Reynolds Company	191,289
26,343	Western Digital Corporation (b)	521,855
		1,209,717
Computer Networking (1.0%)
46,718	3COM Corporation (b)	239,196
8,046	Alliance Data Systems Corporation (b)	473,266
10,274	ChoicePoint, Inc. (b) (h)	429,145
10,416	Polycom, Inc. (b) (h)	228,319
		1,369,926
Computer Peripherals (.1%)
5,844	Avocent Corporation (b)	153,405
Computer Services & Software (5.8%)
33,168	Activision, Inc. (b)	377,452
9,155	Acxiom Corporation	228,875
1,844	Advent Software, Inc. (b) (h)	66,513
33,628	Cadence Design Systems, Inc. (b)	576,720
17,536	Ceridian Corporation (b)	428,580
10,927	CheckFree Corporation (b)	541,542
16,758	Cognizant Technology Solutions Corporation (b)	1,128,986
5,665	CSG Systems International (b)	140,152
7,940	Dun & Bradstreet Corporation (b)	553,259
4,841	F5 Networks, Inc. (b) (h)	258,897
11,257	Fidelity National Information	398,498
6,919	Gartner, Inc. (b) (h)	98,250
14,148	Ingram Micro, Inc. Class A (b)	256,503
19,041	McAfee, Inc. (b)	462,125

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
18,982	McData Corporation (b)	$77,447
9,582	Mentor Graphics Corporation (b)	124,374
10,124	MoneyGram International, Inc.	343,710
6,665	National Instruments Corporation	182,621
10,939	Palm, Inc. (b) (h)	176,118
9,009	RSA Security, Inc. (b)	244,955
7,534	SEI Investments Company	368,262
4,548	SRA International, Inc. Class A (b)	121,113
10,706	Sybase, Inc. (b)	207,696
17,067	Synopsys, Inc. (b)	320,348
4,507	Transaction Systems Architects, Inc. (b)	187,897
9,015	Wind River Systems, Inc. (b) (h)	80,234
		7,951,127
Computer Systems (.1%)
9,071	Jack Henry & Associates, Inc.	178,336
Electrical Defense (.2%)
4,205	Alliant Techsystems, Inc. (b)	321,052
Electrical Equipment (.7%)
18,330	Gentex Corporation	256,620
10,292	Kemet Corporation (b)	94,892
5,460	Plexus Corporation (b)	186,787
22,013	Vishay Intertechnology, Inc. (b) (h)	346,264
		884,563
Electrical Instruments (.8%)
10,694	Amphenol Corporation	598,436
6,482	Thomas & Betts Corporation (b)	332,527
3,690	Varian, Inc. (b)	153,172
		1,084,135
Electronic Components — Semiconductor (3.7%)
51,133	Atmel Corporation (b)	283,788
11,845	Credence Systems Corporation (b) (h)	41,457
9,197	Cree, Inc. (b) (h)	218,521

Shares		Market Value(a)
Technology—continued
16,671	Cypress Semiconductor Corporation (b) (h)	$242,396
14,416	Fairchild Semiconductor International, Inc. (b)	261,939
23,903	Integrated Device Technology, Inc. (b)	338,944
8,539	International Rectifier Corporation (b)	333,704
16,867	Intersil Corporation	392,158
16,786	Lam Research Corporation (b) (h)	782,563
13,621	Lattice Semiconductor Corporation (b)	84,178
19,714	MEMC Electronic Materials, Inc. (b)	739,275
7,566	Micrel, Inc. (b)	75,736
25,589	Microchip Technology, Inc. (f)	858,511
8,640	Semtech Corporation (b)	124,848
5,507	Silicon Laboratories, Inc. (b) (h)	193,571
16,606	Triquint Semiconductor, Inc. (b)	74,063
		5,045,652
Electronics — Computer Distribution (.6%)
14,542	Arrow Electronics, Inc. (b)	468,252
17,482	Avnet, Inc. (b)	349,990
		818,242
Service — Data Processing (.7%)
7,322	DST Systems, Inc. (b)	435,659
7,815	Fair Isaac Corporation	283,763
14,329	The BISYS Group, Inc. (b)	196,307
		915,729
Transportation (3.7%)
Air Freight (1.9%)
20,734	CH Robinson Worldwide, Inc.	1,105,122
25,496	Expeditors International Washington, Inc. (h)	1,428,031
		2,533,153
Airlines (.4%)
10,834	Airtran Holdings, Inc. (b) (h)	160,993

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Transportation—continued
4,652	Alaska Air Group, Inc. (b)	$183,382
18,453	JetBlue Airways Corporation (b) (h)	224,019
		568,394
Shipping (.3%)
5,241	Alexander & Baldwin, Inc.	232,019
3,522	Overseas Shipholding Group	208,326
		440,345
Transport Services (.2%)
6,890	YRC Worldwide, Inc. (b) (h)	290,138
Trucking (.9%)
5,771	Con-way, Inc.	334,314
6,122	GATX Corporation	260,185
14,744	JB Hunt Transport Services, Inc. (h)	367,273
6,428	Swift Transportation Company, Inc. (b)	204,154
6,049	Werner Enterprises, Inc.	122,613
		1,288,539
Utilities (6.3%)
Electric Companies (5.2%)
14,030	Alliant Energy Corporation	481,229
44,621	Aquila, Inc. (b)	187,854
3,929	Black Hills Corporation	134,883
14,513	DPL, Inc.	388,948
9,271	Duquesne Light Holdings, Inc.	152,415
17,627	Energy East Corporation (h)	421,814
9,418	Great Plains Energy, Inc.	262,386
9,615	Hawaiian Electric Industries, Inc.	268,355
5,140	Idacorp, Inc. (h)	176,251
14,328	MDU Resources Group, Inc.	524,548
18,329	Northeast Utilities	378,860
12,769	NSTAR	365,193
10,843	OGE Energy Corporation	379,830
22,722	Pepco Holdings, Inc.	535,785
8,156	PNM Resources, Inc.	203,574

Shares		Market Value(a)
Utilities—continued
13,849	Puget Energy, Inc. (h)	$297,477
13,784	SCANA Corporation	531,787
23,977	Sierra Pacific Resources (b)	335,678
10,314	Westar Energy, Inc.	226,908
13,976	Wisconsin Energy Corporation	563,233
4,844	WPS Resources Corporation	240,262
		7,057,270
Natural Gas (.9%)
9,334	AGL Resources, Inc.	355,812
14,013	Oneok, Inc.	477,003
9,037	Vectren Corporation	246,258
5,784	WGL Holdings, Inc.	167,447
		1,246,520
Water Utilities (.2%)
15,459	Aqua America, Inc.	352,311
Total common stocks (cost: $107,096,826)		130,845,684
S&P Depository Receipts (.2%)
Investment Bankers/Brokers (.2%)
1,700	S&P Depository Receipts	237,048
Total S&P depository receipts (cost: $228,509)		237,048

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (15.7%)
Commercial Paper (8.0%)
$303,654	Aquifier Funding, LLC (e)	5.141%	07/06/06	$303,521
520,550	Atlas Capital Funding Corporation (d)	5.150%	11/10/06	520,550
173,517	Atlas Capital Funding Corporation (d)	5.303%	10/20/06	173,517
173,517	Atomium Funding Corporation (e)	5.104%	07/05/06	173,467
780,826	Atomium Funding Corporation (e)	5.132%	07/06/06	780,482
86,758	Atomium Funding Corporation (e)	5.313%	07/20/06	86,542
867,584	Bear Stearns Company, Inc.	5.372%	10/04/06	867,584
867,584	Buckingham CDO, Ltd.	5.352%	07/24/06	864,912
694,067	Buckingham CDO II, Ltd.	5.151%	07/07/06	693,658
260,275	Buckingham CDO II, Ltd.	5.322%	07/21/06	259,588
867,584	Cairn High Grade, LLC	5.104%	07/05/06	867,333
156,165	Cairn High Grade, LLC	5.354%	07/27/06	155,617
347,034	Cedar Springs Capital Company (e)	5.104%	07/06/06	346,881
520,550	Concord Minutemen Capital Company (e)	5.140%	07/11/07	520,550
312,330	Concord Minutemen Capital Company (e)	5.160%	07/12/07	312,330
173,517	Concord Minutemen Capital Company (e)	5.170%	07/13/07	173,517
520,551	Corporate Asset Securitization Australia, Ltd. (e)	5.353%	07/26/06	518,796
92,224	Edison Asset Securitization, LLC (e)	5.114%	07/05/06	92,197
433,792	Legacy Capital Company	5.320%	07/19/06	432,773
694,067	Lexington Parker Capital Company (e)	5.332%	08/14/06	689,771
56,220	Mane Funding Corporation (e)	5.114%	07/05/06	56,203
260,275	Morgan Stanley	5.383%	10/30/06	260,275
867,584	Ticonderoga Funding, LLC	5.332%	07/24/06	864,912
433,792	White Pine Finance, LLC (d)	5.149%	07/17/06	433,792
520,551	White Pine Finance, LLC	5.346%	08/08/06	517,786
				10,966,554
Corporate Notes (2.5%)
607,309	American General Finance-144A Issue (d) (g)	5.228%	07/13/07	607,594
780,826	Genworth Financial Company	5.288%	06/18/07	780,826
520,550	Liquid Funding, Ltd. (d)	5.115%	02/20/07	520,608
433,792	Metropolitan Life Global Funding I-144A Issue (d) (g)	5.147%	03/06/12	433,840
433,792	Morgan Stanley	5.229%	08/13/10	433,883
347,034	SLM Corporation-144A Issue (d) (g)	5.170%	05/04/07	347,037
297,495	Tango Finance Corporation (d)	5.190%	10/25/06	297,569
				3,421,357

Repurchase Agreement (5.2%)
7,118,483	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $7,121,664 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 – 11/03/06)	7,118,483
	Total securities lending collateral (cost: $21,506,394)	21,506,394

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Short-Term Securities (4.1%)
Investment Companies (4.1%)
3,300,000	American Beacon Funds, current rate 5.080%	$3,300,000
2,350,831	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 5.001%	2,350,831
	Total short-term securities (cost: $5,650,831)	5,650,831
	Total investments in securities (cost: $134,482,560) (i)	$158,239,957
	Payable upon return of securities loaned (-15.7%)	(21,506,394)
	Cash and other assets in excess of liabilities (.1%)	97,757
	Total Net Assets (100%)	$136,831,320

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  Non-income producing.

(c)  The Portfolio held .5% of net assets in foreign securities at June 30, 2006.

(d)  Variable rate security.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.0% of the Portfolio's net assets at June 30, 2006.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2006, securities with an aggregate market value of $738,100 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid-Cap 400® EMINI	September 2006	72	Long	$94,134

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)  Securities (or a portion of securities) on loan as of June 30, 2006.

(i)  At June 30, 2006 the cost of securities for federal income tax purposes was $134,978,670. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$29,688,370
Gross unrealized depreciation	(6,427,083)
Net unrealized appreciation	$23,261,287

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2006
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.9%)
Consumer Cyclical (7.3%)
Lodging — Hotel (7.3%)
103,100	Hilton Hotels Corporation	$2,915,668
39,400	Marriott International, Inc.	1,501,928
78,300	Starwood Hotels & Resorts Worldwide, Inc.	4,724,622
		9,142,218
Financial (91.6%)
Real Estate (4.6%)
136,100	Brookfield Properties Company (b)	4,378,337
27,668	Forest City Enterprises, Inc.	1,380,910
		5,759,247
Real Estate Investment Trust — Apartments (17.7%)
55,800	American Campus Communities, Inc. (f)	1,386,630
63,000	Archstone-Smith Trust (f)	3,204,810
29,700	AvalonBay Communities, Inc.	3,285,414
50,900	Camden Property Trust	3,743,695
116,800	Equity Residential (f)	5,224,464
6,400	Essex Property Trust, Inc.	714,624
21,700	Home Properties, Inc. (f)	1,204,567
13,000	Mid-America Apartment Communities, Inc.	724,750
90,175	United Dominion Realty Trust, Inc. (f)	2,525,802
		22,014,756
Real Estate Investment Trust — Diversified (8.5%)
13,800	Colonial Properties Trust (f)	681,720
27,200	Cousins Properties, Inc.	841,296
57,200	Duke Realty Corporation	2,010,580
18,800	Equity Lifestyle Properties, Inc.	824,004
35,500	Liberty Property Trust	1,569,100

Shares		Market Value(a)
Financial—continued
23,100	NorthStar Realty Finance Corporation	$277,431
45,400	Vornado Realty Trust	4,428,770
		10,632,901
Real Estate Investment Trust — Health Care (1.0%)
36,200	Ventas, Inc.	1,226,456
Real Estate Investment Trust — Hotels (6.1%)
7,600	DiamondRock Hospitality Company	112,556
166,540	Host Hotels & Resorts, Inc.	3,642,230
36,800	Innkeepers USA Trust	635,904
69,700	Strategic Hotels & Resorts, Inc.	1,445,578
60,600	Sunstone Hotel Investors, Inc.	1,761,036
		7,597,304
Real Estate Investment Trust — Mortgage (1.4%)
14,700	Gramercy Capital Corporation	380,730
27,600	Newcastle Investment Corporation	698,832
54,100	Spirit Finance Corporation	609,166
		1,688,728
Real Estate Investment Trust — Office Property (16.9%)
19,100	Alexandria Real Estate Equities, Inc.	1,693,788
84,602	BioMed Realty Trust, Inc.	2,532,984
30,700	Boston Properties, Inc.	2,775,280
89,400	Brandywine Realty Trust	2,875,998
35,600	Columbia Equity Trust, Inc.	546,816
15,200	Corporate Office Properties Trust	639,616
15,100	Kilroy Realty Corporation	1,090,975
26,700	Mack-Cali Realty Corporation (f)	1,226,064

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
47,300	Maguire Properties, Inc.	$1,663,541
7,900	Parkway Properties, Inc.	359,450
40,500	Reckson Associates Realty Corporation	1,675,890
34,100	Republic Property Trust	336,908
12,500	SL Green Realty Corporation	1,368,375
78,300	Trizec Properties, Inc.	2,242,512
		21,028,197
Real Estate Investment Trust — Regional Mall (10.9%)
36,000	CBL & Associates Properties, Inc.	1,401,480
89,020	General Growth Properties, Inc. (f)	4,011,241
88,100	Simon Property Group, Inc.	7,307,014
31,600	The Mills Corporation (f)	845,300
		13,565,035
Real Estate Investment Trust — Self Storage (3.3%)
42,200	Public Storage, Inc. (f)	3,202,980
51,300	U-Store-It Trust	967,518
		4,170,498
Real Estate Investment Trust — Shopping Centers (11.9%)
15,100	Acadia Realty Trust	357,115

Shares		Market Value(a)
Financial—continued
67,900	Developers Diversified Realty Corporation	$3,543,022
20,000	Equity One, Inc.	418,000
108,800	Kimco Realty Corporation	3,970,112
117,300	Kite Realty Group Trust	1,828,707
10,800	Pan Pacific Retail Properties, Inc.	749,196
23,300	Regency Centers Corporation	1,448,095
29,800	The Macerich Company (f)	2,091,960
9,600	Weingarten Realty Investors (f)	367,488
		14,773,695
Real Estate Investment Trust — Warehouse/Industrial (9.3%)
29,500	AMB Property Corporation	1,491,225
38,800	First Industrial Realty Trust, Inc.	1,472,072
16,800	First Potomac Realty Trust	500,472
154,576	ProLogis (f)	8,056,501
		11,520,270
Total common stocks (cost: $85,370,046)		123,119,305

Principal			Rate	Maturity
Securities Lending Collateral (20.0%)
Commercial Paper (10.2%)
$351,361	Aquifier Funding, LLC (d)	5.141%	07/06/06	351,207
602,333	Atlas Capital Funding Corporation (c)	5.150%	11/10/06	602,333
200,778	Atlas Capital Funding Corporation (c)	5.303%	10/20/06	200,778
200,778	Atomium Funding Corporation (d)	5.104%	07/05/06	200,720
903,500	Atomium Funding Corporation (d)	5.132%	07/06/06	903,103
100,389	Atomium Funding Corporation (d)	5.313%	07/20/06	100,139
1,003,889	Bear Stearns Company, Inc.	5.372%	10/04/06	1,003,889
1,003,889	Buckingham CDO, Ltd.	5.352%	07/24/06	1,000,797
803,111	Buckingham CDO II, Ltd.	5.151%	07/07/06	802,638
301,167	Buckingham CDO II, Ltd.	5.322%	07/21/06	300,372
1,003,889	Cairn High Grade, LLC	5.104%	07/05/06	1,003,598

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral—continued
$180,700	Cairn High Grade, LLC	5.354%	07/27/06	$180,066
401,556	Cedar Springs Capital Company (d)	5.104%	07/06/06	401,379
602,333	Concord Minutemen Capital Company (d)	5.140%	07/11/07	602,333
361,400	Concord Minutemen Capital Company (d)	5.160%	07/12/07	361,400
200,778	Concord Minutemen Capital Company (d)	5.170%	07/13/07	200,778
602,334	Corporate Asset Securitization Australia, Ltd. (d)	5.353%	07/26/06	600,304
106,713	Edison Asset Securitization, LLC (d)	5.114%	07/05/06	106,682
501,945	Legacy Capital Company	5.320%	07/19/06	500,765
803,111	Lexington Parker Capital Company (d)	5.332%	08/14/06	798,140
65,052	Mane Funding Corporation (d)	5.114%	07/05/06	65,033
301,167	Morgan Stanley	5.383%	10/30/06	301,167
1,003,889	Ticonderoga Funding, LLC	5.332%	07/24/06	1,000,797
501,945	White Pine Finance, LLC (c)	5.149%	07/17/06	501,945
602,334	White Pine Finance, LLC	5.346%	08/08/06	599,135
				12,689,498
Corporate Notes (3.2%)
702,722	American General Finance-144A Issue (c) (e)	5.228%	07/13/07	703,053
903,500	Genworth Financial Company	5.288%	06/18/07	903,500
602,334	Liquid Funding, Ltd. (c)	5.115%	02/20/07	602,400
501,945	Metropolitan Life Global Funding I-144A Issue (c) (e)	5.147%	03/06/12	502,000
501,945	Morgan Stanley	5.229%	08/13/10	502,050
401,556	SLM Corporation-144A Issue (c) (e)	5.170%	05/04/07	401,560
344,234	Tango Finance Corporation (c)	5.190%	10/25/06	344,319
				3,958,882

Repurchase Agreement (6.6%)
8,236,859	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/30/06, rate 5.363%, due 07/03/06; proceeds $8,240,541 (Collateralized by Corporate Obligations and Government Securities due 07/10/06 — 11/03/06)	8,236,859
	Total securities lending collateral (cost: $24,885,239)	24,885,239
Shares
Short-Term Security (.7%)
Investment Company (.7%)
847,680	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 5.001%	847,680
	Total short-term security (cost: $847,680)	847,680
	Total investments in securities (cost: $111,102,966) (g)	$148,852,224
	Payable upon return of securities loaned (-20.0%)	(24,885,239)
	Cash and other assets in excess of liabilities (.4%)	477,226
	Total Net Assets (100%)	$124,444,211

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the notes to financial statements.

(b)  The Portfolio held 3.5% of net assets in foreign securities at June 30, 2006.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.8% of the Portfolio's net assets at June 30, 2006.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Securities (or a portion of securities) on loan as of June 30, 2006.

(g)  At June 30, 2006 the cost of securities for federal income tax purposes was $111,220,806. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$38,000,912
Gross unrealized depreciation	(369,494)
Net unrealized appreciation	$37,631,418

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Advantus Series Funds, Inc.

Statements of Assets and Liabilities

June 30, 2006
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio	Maturing Government Bond 2006 Portfolio
	Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$441,501,208	$108,871,209	$240,127,175	$692,707,472	$3,074,729
Cash in bank on demand deposit	–	–	2,095	3,557	–
Foreign currency in bank on deposit (identified cost: $1,622,877)	–	–	–	–	–
Receivable for Fund shares sold	76,002	–	48,267	203,545	9,897
Receivable for investment securities sold (including paydowns)	–	–	2,443,850	–	–
Dividends and accrued interest receivable	2,600,590	75,116	958,318	716,273	898
Receivable for refundable foreign income taxes withheld	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value (note 2)	–	–	–	–	–
Variation margin receivable	–	–	45,581	–	–
Prepaid expenses	6,020	1,667	3,982	15,557	3,865
Total assets	444,183,820	108,947,992	243,629,268	693,646,404	3,089,389
	Liabilities
Bank overdraft	–	4,614,354	–	–	–
Payable for Fund shares repurchased	–	151,742	–	–	–
Payable for investment securities purchased	–	–	–	40,730	–
Payable for securities purchased on a forward – commitment basis (note 2)	10,239,231	–	14,598,169	–	–
Dividends payable to shareholders	–	376,553	–	–	–
Payable to Advisor	185,933	49,344	104,165	204,732	3,299
Accrued expenses	36,989	19,046	33,819	59,800	10,349
Other payables	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value (note 2)	–	–	–	–	–
Variation margin payable	11,688	–	–	13,633	–
Payable upon return of securities loaned (note 5)	89,252,330	–	39,120,066	72,986,670	–
Total liabilities	99,726,171	5,211,039	53,856,219	73,305,565	13,648
Net assets applicable to outstanding capital stock	$344,457,649	$103,736,953	$189,773,049	$620,340,839	$3,075,741
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,343,487	$1,037,387	$1,306,875	$1,520,464	$22,007
Additional paid-in capital	347,280,367	102,701,333	192,626,165	361,313,869	2,983,330
Undistributed (distributions in excess of) net investment income	8,267,512	–	5,161,586	6,786,103	27,229
Accumulated net realized gains (losses) from investments and foreign currency transactions	(2,327,112)	(1,767)	(530,649)	(28,917,043)	38,023
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,106,605)	–	(8,790,928)	279,637,446	5,152
Total – representing net assets applicable to outstanding capital stock	$344,457,649	$103,736,953	$189,773,049	$620,340,839	$3,075,741
Net asset value per share of outstanding capital stock	$1.47	$1.00	$1.45	$4.08	$1.40
* Identified cost	$452,447,415	$108,871,209	$248,823,542	$413,143,851	$3,069,578
** Shares outstanding	234,348,677	103,738,720	130,687,486	152,046,388	2,200,741
† Including securities on loan of	$87,570,634	$–	$38,289,590	$70,602,314	$–

	Maturing Government Bond 2010 Portfolio	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio

Investments in securities, at market value – see accompanying schedule for detailed listing*†	$4,621,530	$70,417,395	$158,239,957	$148,852,224
Cash in bank on demand deposit	–	–	4	21,980
Foreign currency in bank on deposit (identified cost: $1,622,877)	–	1,618,958	–	–
Receivable for Fund shares sold	2,738	3,907	92,081	22,978
Receivable for investment securities sold (including paydowns)	–	7,204,939	–	450,523
Dividends and accrued interest receivable	31	1,039,475	152,865	437,081
Receivable for refundable foreign income taxes withheld	–	45,684	–	–
Unrealized appreciation on forward foreign currency contracts held, at value (note 2)	–	795,485	–	–
Variation margin receivable	–	–	30,838	–
Prepaid expenses	615	2,387	5,104	2,248
Total assets	4,624,914	81,128,230	158,520,849	149,787,034

Bank overdraft	–	–	–	–
Payable for Fund shares repurchased	–	–	–	–
Payable for investment securities purchased	–	8,253,751	108,440	337,610
Payable for securities purchased on a forward – commitment basis (note 2)	–	–	–	–
Dividends payable to shareholders	–	–	–	–
Payable to Advisor	3,504	49,246	45,919	96,443
Accrued expenses	13,584	33,965	28,776	23,531
Other payables	–	2,817	–	–
Unrealized depreciation on forward foreign currency contracts held, at value (note 2)	–	1,387,304	–	–
Variation margin payable	–	–	–	–
Payable upon return of securities loaned (note 5)	137,598	4,311,231	21,506,394	24,885,239
Total liabilities	154,686	14,038,314	21,689,529	25,342,823
Net assets applicable to outstanding capital stock	$4,470,228	$67,089,916	$136,831,320	$124,444,211
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$28,506	$496,693	$784,023	$505,665
Additional paid-in capital	4,305,679	67,797,644	108,811,552	81,145,848
Undistributed (distributions in excess of) net investment income	60,570	723,269	756,895	1,591,535
Accumulated net realized gains (losses) from investments and foreign currency transactions	(17,153)	(1,631,116)	2,627,319	3,451,904
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	92,626	(296,574)	23,851,531	37,749,259
Total – representing net assets applicable to outstanding capital stock	$4,470,228	$67,089,916	$136,831,320	$124,444,211
Net asset value per share of outstanding capital stock	$1.57	$1.35	$1.75	$2.46
* Identified cost	$4,528,904	$70,127,550	$134,482,560	$111,102,966
** Shares outstanding	2,850,553	49,669,289	78,402,310	50,566,521
† Including securities on loan of	$135,450	$4,225,541	$20,978,083	$24,426,938

See accompanying notes to financial statements.

Advantus Series Funds, Inc.

Statements of Operations

Period from January 1, 2006 to June 30, 2006
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio	Maturing Government Bond 2006 Portfolio
Investment Income
Interest (net of foreign withholding taxes of $22,445 for International Bond Portfolio)	$9,350,183	$2,304,450	$5,871,007	$102,357	$84,914
Dividends (net of foreign withholding taxes of $7,548 for Real Estate Securities Portfolio)	112,031	–	–	8,187,287	–
Income from securities lending activities	44,708	–	6,261	47,034	19
Total investment income	9,506,922	2,304,450	5,877,268	8,336,678	84,933
Expenses (note 4):
Investment advisory fee	675,544	147,263	381,769	480,962	4,286
Rule 12b-1 fees	422,215	122,719	238,606	801,603	–
Administrative services fee	15,469	15,469	15,469	15,469	15,360
Custodian fees	3,593	2,882	3,363	26,498	741
Audit and accounting services	66,167	43,207	52,185	97,824	36,934
Legal fees	11,316	1,356	640	13,821	(759)
Printing and shareholder reports	23,340	6,774	13,536	46,376	334
Director's fees	7,578	2,108	3,334	13,686	60
Insurance	3,731	1,038	2,251	6,841	54
S&P licensing fee	–	–	–	28,180	–
Other	10,457	3,189	4,529	19,315	694
Total expenses	1,239,410	346,005	715,682	1,550,575	57,704
Investment income (loss) – net	8,267,512	1,958,445	5,161,586	6,786,103	27,229
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	(2,178,347)	267	(371,849)	(111,867)	38,023
Foreign currency transactions	–	–	–	–	–
Futures transactions	133,438	–	(124,802)	(50,930)	–
Net change in unrealized appreciation or depreciation on:
Investments	(7,414,844)	–	(3,927,258)	10,085,055	(55,219)
Translation of assets and liabilities in foreign currency	–	–	–	–	–
Futures transactions	(160,398)	–	(15,108)	140,420	–
Net gains (losses) on investments	(9,620,151)	267	(4,439,017)	10,062,678	(17,196)
Net increase (decrease) in net assets resulting from operations	$(1,352,639)	$1,958,712	$722,569	$16,848,781	$10,033

	Maturing Government Bond 2010 Portfolio	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income
Interest (net of foreign withholding taxes of $22,445 for International Bond Portfolio)	$124,223	$1,114,482	$151,705	$19,412
Dividends (net of foreign withholding taxes of $7,548 for Real Estate Securities Portfolio)	–	–	934,138	2,208,727
Income from securities lending activities	125	712	42,682	13,835
Total investment income	124,348	1,115,194	1,128,525	2,241,974
Expenses (note 4):
Investment advisory fee	5,849	192,171	98,886	412,739
Rule 12b-1 fees	–	80,071	164,810	147,407
Administrative services fee	15,469	15,469	15,469	15,469
Custodian fees	830	23,280	8,008	4,614
Audit and accounting services	40,510	53,191	49,690	46,814
Legal fees	(6)	784	8,154	7,765
Printing and shareholder reports	344	4,399	8,929	8,000
Director's fees	69	1,289	3,319	2,762
Insurance	75	681	1,163	1,184
S&P licensing fee	–	–	8,696	–
Other	638	1,808	4,506	3,685
Total expenses	63,778	373,143	371,630	650,439
Investment income (loss) – net	60,570	742,051	756,895	1,591,535
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	(17,153)	(1,406,756)	3,174,153	3,574,547
Foreign currency transactions	–	71,521	–	–
Futures transactions	–	–	(133,208)	–
Net change in unrealized appreciation or depreciation on:
Investments	(142,624)	2,373,850	1,009,706	8,383,301
Translation of assets and liabilities in foreign currency	–	(549,365)	–	–
Futures transactions	–	–	109,360	–
Net gains (losses) on investments	(159,777)	489,250	4,160,011	11,957,848
Net increase (decrease) in net assets resulting from operations	$(99,207)	$1,231,301	$4,916,906	$13,549,383

See accompanying notes to financial statements.

Advantus Series Funds, Inc.

Statements of Changes in Net Assets

Period from January 1, 2006 to June 30, 2006 and year ended December 31, 2005
(Unaudited)

	Bond Portfolio		Money Market Portfolio		Mortgage Securities Portfolio
	2006	2005	2006	2005	2006	2005
Operations:
Investment income – net	$8,267,512	$14,417,917	$1,958,445	$2,270,232	$5,161,586	$9,961,842
Net realized gains (losses) on investments	(2,044,909)	1,697,520	267	(598)	(496,651)	742,957
Net change in unrealized appreciation or depreciation of investments	(7,575,242)	(8,373,265)	–	–	(3,942,366)	(4,811,470)
Net increase (decrease) in net assets resulting from operations	(1,352,639)	7,742,172	1,958,712	2,269,634	722,569	5,893,329
Distributions to shareholders from:
Investment income – net	–	–	(1,958,445)	(2,271,668)	–	–
Net realized gains	–	–	–	–	–	–
Total distributions	–	–	(1,958,445)	(2,271,668)	–	–
Capital share transactions (note 7):
Proceeds from sales	13,868,371	32,801,888	21,047,318	53,110,579	2,493,385	5,983,532
Shares issued as a result of reinvested distributions	–	–	1,867,806	2,100,885	–	–
Payments for redemption of shares	(4,150,970)	(9,387,134)	(16,194,930)	(43,625,830)	(8,737,397)	(52,063,311)
Increase (decrease) in net assets from capital share transactions	9,717,401	23,414,754	6,720,194	11,585,634	(6,244,012)	(46,079,779)
Total increase (decrease) in net assets	8,364,762	31,156,926	6,720,461	11,583,600	(5,521,443)	(40,186,450)
Net assets at beginning of year ..	336,092,887	304,935,961	97,016,492	85,432,892	195,294,492	235,480,942
Net assets at end of period*	$344,457,649	$336,092,887	$103,736,953	$97,016,492	$189,773,049	$195,294,492
* including (distributions in excess of) undistributed net investment income of	$8,267,512	$–	$–	$–	$5,161,586	$–

	Index 500 Portfolio		Maturing Government Bond 2006 Portfolio
	2006	2005	2006	2005
Operations:
Investment income – net	$6,786,103	$8,916,978	$27,229	$118,032
Net realized gains (losses) on investments	(162,797)	(3,810,383)	38,023	76,680
Net change in unrealized appreciation or depreciation of investments	10,225,475	22,943,707	(55,219)	(232,930)
Net increase (decrease) in net assets resulting from operations	16,848,781	28,050,302	10,033	(38,218)
Distributions to shareholders from:
Investment income – net	–	–	–	–
Net realized gains	–	–	–	–
Total distributions	–	–	–	–
Capital share transactions (note 7):
Proceeds from sales	3,308,686	14,792,079	83,183	58,505
Shares issued as a result of reinvested distributions	–	–	–	–
Payments for redemption of shares	(61,690,951)	(44,604,355)	(869,910)	(1,745,153)
Increase (decrease) in net assets from capital share transactions	(58,382,265)	(29,812,276)	(786,727)	(1,686,648)
Total increase (decrease) in net assets	(41,533,484)	(1,761,974)	(776,694)	(1,724,866)
Net assets at beginning of year ..	661,874,323	663,636,297	3,852,435	5,577,301
Net assets at end of period*	$620,340,839	$661,874,323	$3,075,741	$3,852,435
* including (distributions in excess of) undistributed net investment income of	$6,786,103	$–	$27,229	$–

See accompanying notes to financial statements.

Advantus Series Funds, Inc.

Statements of Changes in Net Assets – continued

Period from January 1, 2006 to June 30, 2006 and year ended December 31, 2005
(Unaudited)

	Maturing Government Bond 2010 Portfolio		International Bond Portfolio		Index 400 Mid-Cap Portfolio		Real Estate Securities Portfolio
	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Investment income – net	$60,570	$167,358	$742,051	$1,568,030	$756,895	$1,135,404	$1,591,535	$1,487,145
Net realized gains (losses) on investments and foreign currencies	(17,153)	189,885	(1,335,235)	636,261	3,040,945	5,041,102	3,574,547	6,583,264
Net change in unrealized appreciation or depreciation of investments	(142,624)	(363,889)	1,824,485	(8,358,267)	1,119,066	6,489,188	8,383,301	2,933,600
Net increase (decrease) in net assets resulting from operations	(99,207)	(6,646)	1,231,301	(6,153,976)	4,916,906	12,665,694	13,549,383	11,004,009
Distributions to shareholders from:
Investment income – net	–	–	–	–	–	–	–	–
Net realized gains	–	–	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–	–	–
Capital share transactions (note 7):
Proceeds from sales	194,426	614,419	4,534,645	4,928,217	11,279,472	30,653,978	5,025,852	13,629,242
Payments for redemption of shares	(627,713)	(2,366,874)	(1,602,920)	(3,381,560)	(3,014,139)	(6,837,583)	(4,567,688)	(9,606,618)
Increase (decrease) in net assets from capital share transactions	(433,287)	(1,752,455)	2,931,725	1,546,657	8,265,333	23,816,395	458,164	4,022,624
Total increase (decrease) in net assets	(532,494)	(1,759,101)	4,163,026	(4,607,319)	13,182,239	36,482,089	14,007,547	15,026,633
Net assets at beginning of year	5,002,722	6,761,823	62,926,890	67,534,209	123,649,081	87,166,992	110,436,664	95,410,031
Net assets at end of period*	$4,470,228	$5,002,722	$67,089,916	$62,926,890	$136,831,320	$123,649,081	$124,444,211	$110,436,664
* including (distributions in excess of) undistributed net investment income of	$60,570	$–	$723,269	$(18,782)	$756,895	$–	$1,591,535	$–

See accompanying notes to financial statements.

Advantus Series Fund, Inc.
Notes to Financial Statements

June 30, 2006
(Unaudited)

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of nine portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies. Portfolio shares are also offered to certain other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

International Bond also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding Money Market) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax. The Fund (excluding Money Market) uses consent dividends in place of commercial distributions.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2005 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2009	2010	2011	2012	2013
Money Market	–	–	–	(1,436)	(598)
Index 500	(6,432,817)	(13,217,394)	(1,535,500)	–	(2,681,482)

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for Money Market are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis. The Fund (excluding Money Market) uses consent dividends in place of regular distributions.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2006, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $10,210,049 and $12,026,787, respectively. The Portfolio has segregated assets to cover such when-issued and forward commitments.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary or securities lending collateral investments in short-term securities, for the period ended June 30, 2006 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond ....	$86,564,303	$70,891,980	$71,577,815	$80,846,688
Mortgage Securities	19,955,420	15,912,338	74,863,476	80,920,457
Index 500	13,767,798	72,510,915	–	–
Maturing Government Bond 2006	–	1,054,743	–	319,584
Maturing Government Bond 2010	–	–	–	505,103
International Bond	55,580,059	65,014,707	16,577,328	8,612,624
Index 400 Mid-Cap	19,368,750	10,206,911	–	–
Real Estate Securities	25,822,149	21,913,445	–	–

*Includes U.S. government sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

Maturing Government Bond 2006	.25% of net assets

Maturing Government Bond 2010	.25% of net assets

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Capital has a sub-advisory agreement with Julius Baer Investments Limited, (the "sub-Advisor) a registered investment Advisor for the International Bond Portfolio, under which Advantus Capital pays the sub-Advisor an annual fee of .30% based on average daily net assets.

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, and other miscellaneous

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Prior to August 1, 2006, the administrative services fee for each Portfolio was $2,600 per month. Effective August 1, 2006, the administrative services fee for each Portfolio is $3,325 per month.

Accounting Services

The Fund has an agreement with State Street Corporation in which State Street Corporation provides daily fund accounting and investment administration services. Under this agreement, the annual fee for each portfolio is equal to .02% of the first $2.5 billion in net assets, .015% of net assets from $2.5 billion to $5.0 billion, and .01% of net assets in excess of $5 billion.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan covering all of its Portfolios except the Maturing Government Bond Portfolios. Each covered Portfolio pays distribution fees at the annual rate of .25% of the average daily net assets of the Portfolio. These fees are paid out of the Portfolio's assets, which reduces a Portfolio's net assets as do other Portfolio expenses. The fees are paid to Securian Financial Services, Inc. (Securian) the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

(5)  Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required. If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day. The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agents.

The value of securities on loan at June 30, 2006 is as follows:

Market Value of Securities on Loan at June 30, 2006
Bond	$87,570,634
Mortgage Securities	38,289,590
Index 500	70,602,314
Maturing Government Bond 2010	135,450
International Bond	4,225,541
Index 400 Mid-Cap	20,978,083
Real Estate Securities	24,426,938

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(5)  Securities Lending – (continued)

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund's Management, LLC receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities.

(6)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 2006, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage Securities were $12,841,487, and $11,385,481, respectively, which represent 3.7%, and 6.0% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(7)  Capital Share Transactions

Transactions in shares of Portfolios for the period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

	Bond		Money Market
	2006	2005	2006	2005
Sold	9,415,451	22,486,903	21,047,318	53,110,579
Issued for reinvested distributions	–	–	1,867,806	2,100,885
Redeemed	(2,816,423)	(6,439,810)	(16,194,930)	(43,625,830)
	6,599,028	16,047,093	6,720,194	11,585,634
	Mortgage Securities		Index 500
	2006	2005	2006	2005
Sold	1,718,737	4,186,437	816,864	3,877,799
Redeemed	(6,024,458)	(36,671,690)	(15,000,177)	(11,700,227)
	(4,305,721)	(32,485,253)	(14,183,313)	(7,822,428)
	Maturing Government Bond 2006		Maturing Government Bond 2010
	2006	2005	2006	2005
Sold	59,565	41,844	123,395	380,847
Redeemed	(623,296)	(1,248,973)	(397,283)	(1,478,701)
	(563,731)	(1,207,129)	(273,888)	(1,097,854)
	International Bond		Index 400 Mid-Cap
	2006	2005	2006	2005
Sold	3,390,231	3,539,321	6,409,259	19,946,789
Redeemed	(1,188,845)	(2,442,688)	(1,712,666)	(4,411,609)
	2,201,386	1,096,633	4,696,593	15,535,180

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Capital Share Transactions – (continued)

	Real Estate Securities
	2006	2005
Sold	2,123,269	6,778,854
Redeemed	(1,935,289)	(4,748,229)
	187,980	2,030,625

(8)  Portfolio Liquidation

The Maturing Government Bond 2006 Portfolio will mature on the third Friday in September 2006 (September 15, 2006), at which time the Portfolio's assets will be liquidated and, in accordance with instructions from the owners of the variable life insurance and annuity contracts funded by the Portfolio, reallocated to other investment sub-accounts available under such variable contracts.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights

Bond Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$1.48		$1.44	$1.37	$1.30	$1.18	$1.22
Income from investment operations:
Net investment income	.04		.06	.06	.06	.06	.06
Net gains (losses) on securities (both realized and unrealized)	(.05)		(.02)	.01	.01	.06	.04
Total from investment operations	(.01)		.04	.07	.07	.12	.10
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.14)
Total distributions	–		–	–	–	–	(.14)
Net asset value, end of period	$1.47		$1.48	$1.44	$1.37	$1.30	$1.18
Total return (a)	(.38)%		2.44%	4.98%	5.35%	10.50%	7.90%
Net assets, end of period (in thousands)	$344,458		$336,093	$304,936	$286,934	$276,486	$235,318
Ratios to average net assets:
Expenses	.73	%(c)	.75%	.64%	.61%	.61%	.60%
Net investment income	4.90	%(c)	4.49%	4.42%	4.32%	5.20%	5.96%
Portfolio turnover rate (excluding short-term securities)	46.0%		131.5%	124.2%	128.4%	140.8%	197.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.02		.02	.01	.01	.01	.04
Total from investment operations	.02		.02	.01	.01	.01	.04
Less distributions:
Dividends from net investment income	(.02)		(.02)	(.01)	(.01)	(.01)	(.04)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.96%		2.43%	.74%	.61%	1.28%	3.75%
Net assets, end of period (in thousands)	$103,737		$97,016	$85,433	$96,069	$163,703	$140,058
Ratios to average net assets:
Expenses	.70	%(c)	.72%	.64%	.60%	.57%	.57%
Net investment income	3.99	%(c)	2.43%	.75%	.64%	1.26%	3.73%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$1.45		$1.41	$1.34	$1.29	$1.18	$1.22
Income from investment operations:
Net investment income	.04		.07	.07	.08	.08	.07
Net gains (losses) on securities (both realized and unrealized)	(.04)		(.03)	–	(.03)	.03	.04
Total from investment operations	–		.04	.07	.05	.11	.11
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.15)
Total distributions	–		–	–	–	–	(.15)
Net asset value, end of period	$1.45		$1.45	$1.41	$1.34	$1.29	$1.18
Total return (a)	.40%		2.88%	4.81%	4.15%	9.66%	9.04%
Net assets, end of period (in thousands)	$189,773		$195,294	$235,481	$241,997	$249,802	$230,141
Ratios to average net assets:
Expenses	.75	%(c)	.78%	.65%	.62%	.62%	.61%
Net investment income	5.41	%(c)	4.93%	4.98%	5.51%	6.41%	6.85%
Portfolio turnover rate (excluding short-term securities)	50.3%		138.9%	152.2%	83.9%	82.4%	81.9%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$3.98		$3.81	$3.45	$2.70	$3.47	$4.05
Income from investment operations:
Net investment income	.04		.05	.06	.04	.04	.03
Net gains (losses) on securities (both realized and unrealized)	.06		.12	.30	.71	(.81)	(.54)
Total from investment operations	.10		.17	.36	.75	(.77)	(.51)
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.03)
Distributions from net realized gains	–		–	–	–	–	(.04)
Total distributions	–		–	–	–	–	(.07)
Net asset value, end of period	$4.08		$3.98	$3.81	$3.45	$2.70	$3.47
Total return (a)	2.46%		4.43%	10.39%	28.04%	(22.37)%	(12.25)%
Net assets, end of period (in thousands)	$620,341		$661,874	$663,636	$586,842	$418,897	$520,644
Ratios to average net assets:
Expenses	.48	%(c)	.50%	.45%	.45%	.43%	.42%
Net investment income	2.12	%(c)	1.38%	1.59%	1.34%	1.23%	.93%
Portfolio turnover rate (excluding short-term securities)	2.2%		5.5%	1.6%	2.8%	7.8%	6.1%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Maturing Government Bond 2006 Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.39		$1.40	$1.40	$1.38	$1.22	$1.18
Income from investment operations:
Net investment income	.01		.04	.08	.06	.06	.06
Net gains (losses) on securities (both realized and unrealized)	–		(.05)	(.08)	(.04)	.10	.04
Total from investment operations	.01		(.01)	–	.02	.16	.10
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.06)
Total distributions	–		–	–	–	–	(.06)
Net asset value, end of period	$1.40		$1.39	$1.40	$1.40	$1.38	$1.22
Total return (a)	.31%		(.78)%	.12%	1.95%	12.99%	8.08%
Net assets, end of period (in thousands)	$3,076		$3,852	$5,577	$9,956	$10,650	$8,694
Ratios to average net assets:
Expenses	3.37	%(b)	2.74%	1.47%	1.00%	.65%	.40%
Net investment income	1.59	%(b)	2.60%	4.04%	3.95%	4.81%	5.39%
Expenses without waiver	3.37	%(b)	2.74%	1.47%	1.00%	1.02%	1.16%
Net investment income without waiver	1.59	%(b)	2.60%	4.04%	3.95%	4.44%	4.63%
Portfolio turnover rate (excluding short-term securities)	0.0%		40.5%	22.8%	12.4%	5.9%	6.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Maturing Government Bond 2010 Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.60		$1.60	$1.55	$1.51	$1.27	$1.35
Income from investment operations:
Net investment income	.02		.05	.06	.07	.05	.07
Net gains (losses) on securities (both realized and unrealized)	(.05)		(.05)	(.01)	(.03)	.19	(.01)
Total from investment operations	(.03)		–	.05	.04	.24	.06
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.14)
Total distributions	–		–	–	–	–	(.14)
Net asset value, end of period	$1.57		$1.60	$1.60	$1.55	$1.51	$1.27
Total return (a)	(2.05)%		(.03)%	3.31%	2.75%	18.85%	4.96%
Net assets, end of period (in thousands)	$4,470		$5,003	$6,762	$7,654	$9,359	$5,855
Ratios to average net assets:
Expenses	2.73	%(b)	2.24%	1.62%	1.12%	.65%	.40%
Net investment income	2.59	%(b)	2.91%	3.53%	3.67%	4.79%	5.49%
Expenses without waiver	2.73	%(b)	2.24%	1.62%	1.12%	1.28%	1.42%
Net investment income without waiver	2.59	%(b)	2.91%	3.53%	3.67%	4.16%	4.47%
Portfolio turnover rate (excluding short-term securities)	0.0%		14.7%	17.1%	10.5%	19.1%	17.3%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.33		$1.46	$1.31	$1.09	$0.92	$0.95
Income from investment operations:
Net investment income	.01		.03	.03	.03	.05	.04
Net gains (losses) on securities (both realized and unrealized)	.01		(.16)	.12	.19	.12	(.06)
Total from investment operations	.02		(.13)	.15	.22	.17	(.02)
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.01)
Total distributions	–		–	–	–	–	(.01)
Net asset value, end of period	$1.35		$1.33	$1.46	$1.31	$1.09	$0.92
Total return (a)	1.91%		(8.91)%	11.43%	20.25%	17.94%	(1.51)%
Net assets, end of period (in thousands)	$67,090		$62,927	$67,534	$68,312	$53,683	$39,958
Ratios to average net assets:
Expenses	1.23	%(b)	1.15%	1.17%	1.09%	1.24%	1.20%
Net investment income	2.32	%(b)	2.42%	2.20%	2.55%	4.52%	4.50%
Portfolio turnover rate (excluding short-term securities)	117.1%		317.5%	145.2%	364.8%	304.1%	251.7%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$1.68		$1.50	$1.29	$0.96	$1.13	$1.22
Income from investment operations:
Net investment income	.01		.02	.01	.01	–	.01
Net gains (losses) on securities (both realized and unrealized)	.06		.16	.20	.32	(.17)	(.03)
Total from investment operations	.07		.18	.21	.33	(.17)	(.02)
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.01)
Distributions from net realized gains	–		–	–	–	–	(.04)
Tax return of capital	–		–	–	–	–	(.02)
Total distributions	–		–	–	–	–	(.07)
Net asset value, end of period	$1.75		$1.68	$1.50	$1.29	$0.96	$1.13
Total return (a)	4.03%		11.96%	15.73%	34.59%	(15.03)%	(1.07)%
Net assets, end of period (in thousands)	$136,831		$123,649	$87,167	$63,758	$41,835	$41,069
Ratios to average net assets:
Expenses	.56	%(c)	.58%	.64%	.61%	.65%	.55%
Net investment income	1.15	%(c)	1.16%	.56%	.62%	.42%	.82%
Expenses without waiver	.56	%(c)	.58%	.64%	.61%	.65%	.67%
Net investment income without waiver	1.15	%(c)	1.16%	.56%	.62%	.42%	.70%
Portfolio turnover rate (excluding short-term securities)	8.0%		25.5%	16.3%	11.0%	20.0%	29.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Period from January 1, 2006 to June 30,		Year ended December 31,
	2006
	(unaudited)		2005(b)	2004	2003	2002	2001
Net asset value, beginning of period	$2.19		$1.97	$1.46	$1.02	$0.96	$0.90
Income from investment operations:
Net investment income	.03		.06	.03	.03	.03	.03
Net gains on securities (both realized and unrealized)	.24		.16	.48	.41	.03	.06
Total from investment operations	.27		.22	.51	.44	.06	.09
Less distributions:
Dividends from net investment income	–		–	–	–	–	(.03)
Total distributions	–		–	–	–	–	(.03)
Net asset value, end of period	$2.46		$2.19	$1.97	$1.46	$1.02	$0.96
Total return (a)	12.26%		11.08%	35.52%	42.21%	6.97%	10.03%
Net assets, end of period (in thousands)	$124,444		$110,437	$95,410	$60,664	$33,912	$15,638
Ratios to average net assets:
Expenses	1.12	%(c)	1.12%	1.06%	1.11%	1.00%	1.00%
Net investment income	2.70	%(c)	3.14%	2.13%	2.78%	3.38%	4.43%
Expenses without waiver	1.12	%(c)	1.12%	1.06%	1.11%	1.18%	1.59%
Net investment income without waiver	2.70	%(c)	3.14%	2.13%	2.78%	3.23%	3.84%
Portfolio turnover rate (excluding short-term securities)	18.6%		34.8%	85.3%	45.4%	70.2%	160.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pusuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Fund Expense Examples

(Unaudited)

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

(Unaudited)

	Account Value
	Beginning of Period January 1, 2006	End of Period June 30, 2006	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio
Actual Return .	$1,000.00	$996.15	$3.61	0.73%
Hypothetical return before expenses	$1,000.00	$1,021.17	$3.66	0.73%
Money Market Portfolio
Actual Return	$1,000.00	$1,019.63	$3.51	0.70%
Hypothetical return before expenses	$1,000.00	$1,021.32	$3.51	0.70%
Mortgage Securities Portfolio
Actual Return .	$1,000.00	$1,004.01	$3.73	0.75%
Hypothetical return before expenses	$1,000.00	$1,021.08	$3.76	0.75%
Index 500 Portfolio
Actual Return	$1,000.00	$1,024.65	$2.41	0.48%
Hypothetical return before expenses	$1,000.00	$1,022.41	$2.41	0.48%
Maturing Government Bond 2006 Portfolio
Actual Return	$1,000.00	$1,003.07	$16.74	3.37%
Hypothetical return before expenses	$1,000.00	$1,008.08	$16.78	3.37%
Maturing Government Bond 2010 Portfolio
Actual Return	$1,000.00	$979.53	$13.40	2.73%
Hypothetical return before expenses	$1,000.00	$1,011.26	$13.61	2.73%
International Bond Portfolio
Actual Return	$1,000.00	$1,019.08	$6.16	1.23%
Hypothetical return before expenses	$1,000.00	$1,018.70	$6.16	1.23%
Index 400 Mid-Cap Portfolio
Actual Return	$1,000.00	$1,040.31	$2.83	0.56%
Hypothetical return before expenses	$1,000.00	$1,022.02	$2.81	0.56%
Real Estate Securities Portfolio
Actual Return	$1,000.00	$1,122.63	$5.89	1.12%
Hypothetical return before expenses	$1,000.00	$1,019.24	$5.61	1.12%

*  Expenses are equal to the portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (181) divided by 365 to reflect the one-half year period.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 12 month period ended June 30 is available by calling, toll free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Advantus Capital Management, Inc. ("Advantus") acts as investment adviser of each Portfolio under an Investment Advisory Agreement dated May 1, 2000 (the "Advisory Agreement"). On January 1, 2005, the fee schedule to the Advisory Agreement was amended to reflect a shareholder-approved investment advisory fee increase for five of the Portfolios. The Advisory Agreement, as amended, was most recently approved by the Fund's Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 26, 2006.

The directors receive a wide variety of materials and information throughout each year about the Fund's and each Portfolio's investment performance, adherence to stated investment objectives and strategies, expenses, sales and redemptions, regulatory compliance and management. The directors meet personally with each Portfolio's primary portfolio manager (and such manager's team members) at least once each year, and review and evaluate each portfolio manager's professional experience and credentials. The directors also receive frequent updates on industry and regulatory developments and best practices.

The directors also requested and evaluated other information, including a report on Advantus' organization and current staffing, detailed comparative expense and performance information, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Portfolio is being managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the Fund, each Portfolio, Advantus and others reflected in the Fund's registration statement and other reports are complete and accurate, and assurance that the Fund, each Portfolio and Advantus are operating in full compliance with applicable laws, regulations and exemptive orders.

The directors reviewed the terms of the Advisory Agreement relating to each Portfolio and a memorandum from independent legal counsel outlining their legal duties and responsibilities as directors in connection with this annual review. In reaching their determinations relating to the continuance of the Advisory Agreement for each Portfolio, the directors met in private session with independent legal counsel at which no representatives of Advantus or its affiliates were present.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director may have attributed different weights to the various factors. The directors evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio.

The material factors and conclusions that formed the basis for the directors' continuation of the Advisory Agreement for each Portfolio (including the appropriateness of the fees payable to Advantus thereunder) were separately discussed by the directors. The directors determined that the overall arrangements between each Portfolio and Advantus, as provided in the Advisory Agreement, are fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

Management Fee and Other Expenses

In preparation for the meeting on January 26, 2006, the directors requested and evaluated extensive materials, including a report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, transfer agency, custodial, audit, non-management, Rule 12b-1 and total expenses with industry peers independently selected by Lipper as well as Lipper peer group comparisons and quintile rankings. The Lipper report indicated with respect to each Portfolio that its investment advisory fee level is less than the average advisory fee levels of the Lipper peer group (in all cases, within the first or second quintiles of the Lipper peers—the first quintile being the most favorable comparison). The Lipper report also indicated with respect to the Bond, Index 400, Index 500, Money Market, Mortgage Securities and Real Estate

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Securities Portfolios that total expenses were less than peer group averages, that the International Bond Portfolio's total expenses were slightly higher than its peer group average but that such Portfolio was less than 1/3 of the size of the average fund in the peer group, and that the total expense ratios for the Maturing Government Bond 2006 and the Maturing Government Bond 2010 Portfolios exceeded their peer group averages, but that each such Portfolio was less than 1/4 of the size of the average fund in the peer group. Based on the foregoing information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable to the Portfolio.

The Lipper report reminded directors that the Advisory Agreement for each Portfolio contains fee level breakpoints. Such breakpoints will result in a lower advisory fee and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated breakpoint level (typically, when each Portfolio's total net assets exceed $1 billion, an asset level considerably greater than each Portfolio's current asset level). The directors have observed that, among each Portfolio's peers (as documented in the Lipper report), there appears to be no uniformity or pattern in the existence of breakpoints or in the fees and asset levels at which breakpoints apply, and meaningful comparisons are therefore difficult to draw. The directors nonetheless believe that the Portfolios' current schedules of breakpoints are consistent with the objective of expecting Advantus to share any economies of scale it realizes with the Portfolios.

Fees Charged to Other Advisory Clients of Advantus

The directors received and evaluated information on the advisory fees charged by Advantus for non-mutual fund institutional clients and for sub-advising certain mutual funds managed by Waddell & Reed (a mutual fund organization). While the advisory fees Advantus charges these other institutional clients are generally lower than the advisory fees charged to each Portfolio with a similar objective and strategies, the directors noted that many additional services are provided (and costs are incurred) by Advantus in managing the Portfolios. For example, Advantus provides the Fund (and each Portfolio) with office facilities, Fund officers and various administrative, compliance and other services and assumes the attendant costs and exposure to liability. Advantus also coordinates the provision of services to the Fund by nonaffiliated service providers (administrators, custodians, accountants, auditors, attorneys and others) and coordinates or supports all board and committee functions, regulatory filings, and all other aspects of the Fund's operations. These services are generally not provided to non-fund clients or to fund clients to which Advantus provides sub-advisory services only. The directors have observed that the nature and extent of these ancillary duties and responsibilities, and their attendant liability exposure, has increased significantly over the past couple of years (with the passage of the Sarbanes-Oxley Act of 2002, the USA PATRIOT Act, and similar legislation, and numerous related new SEC regulations). In general, the directors believe that the nature and number of services provided to the Fund and the Portfolios justify higher fees than those paid to non-fund clients and to sub-advised fund clients of Advantus.

Costs of Services Provided and Profitability to Advantus

At each quarterly meeting, the directors receive and evaluate a report on Advantus' profitability in managing each Portfolio. Over the past year, Advantus' investment advisory revenues have increased due to the January 1, 2005 increase in advisory fees for five of the Portfolios and due to a slight increase in assets under management. Over the same period, overall expenses decreased, combining with the revenue increases to result in Advantus' overall profitability from managing the Portfolios to more than double from 2004 to 2005. Portfolio-specific profitability information revealed that Advantus realized profits in managing six of the nine Portfolios, and that its management of the remaining three Portfolios resulted in losses. The directors recognized that it is difficult to make comparisons of profitability because comparative profitability information is not generally publicly available and is affected by numerous factors. Nonetheless, the directors did not view Advantus' profitability

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

overall or on any of the six "profitable" Portfolios as approaching a level that could be viewed as unreasonable or excessive.

Investment Results

Supplementing the Lipper report was the quarterly board meeting report prepared by Advantus, from information supplied by Lipper, comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with the broad-based, unmanaged index selected by the directors as the Portfolio's benchmark.

In evaluating each Portfolio's investment performance, the directors evaluated the degree to which each Portfolio is managed in accordance with its stated objectives. Based upon their review, the directors believe that Advantus endeavors to manage each Portfolio in a manner that is consistent with its stated objective and style. The directors likewise understand that market conditions and specific investment decisions may adversely affect a Portfolio's investment performance in absolute and relative terms of short or longer periods of time, and therefore the analysis of each Portfolio's performance included an analysis over various periods of time, comparing each to its Lipper peer group and its benchmark.

The directors noted that the performance of the Bond Portfolio and the Mortgage Securities Portfolio lagged their respective benchmarks during the most recent quarter (due primarily to over-weightings in "spread" products with a corresponding lack of market volatility) but achieved first or second quartile performance during the most recent one, three, five and ten-year periods.

The directors observed some recent underperformance by the Real Estate Securities Portfolio (due primarily to the Portfolio's value bias during a recent period of out-performance by growth stocks), but also noted that the Portfolio's three and five-year performance continued to be strong.

The directors noted a substantial recent erosion of relative performance by the International Bond Portfolio, ranking last among its peers during the most recent one-year period, but noted the Portfolio's much stronger longer-term performance. The directors noted with particularity that the Portfolio's peers (unlike the Portfolio itself) are permitted to invest in dollar-denominated U.S. bonds, which substantially outperformed non-U.S. bonds during the most recent year due to the strength of the U.S. dollar versus major non-U.S. currencies.

The directors observed that the each of the S&P 400 and S&P 500 Portfolios continues to outperform its benchmark before expenses, but continues to somewhat lag its benchmark net of expenses. The directors noted that the performance of index products is largely a function of their expenses, which in turn is largely a function of their relative size (observing that each such Portfolio was substantially smaller than its peer group). The directors noted similar under-performance by the Money Market Portfolio, likewise observing the Portfolio's relatively small size. The directors also noted with respect to each of the Index and Money Market Portfolios that the performance spread among the peer group universe was very compressed.

The directors observed continuing weakening of Maturing Government Bond 2006 Portfolio's and the Maturing Government Bond 2010 Portfolio's performance, due primarily to their small and eroding relative size (versus their peer groups). The directors additionally observed, however, that the five and ten year performance of each such Portfolio appeared generally competitive with the funds of similar size within their very small peer groups.

Based upon the foregoing information, the directors concluded that Advantus is producing competitive investment results for each managed Portfolio consistent with its stated objective and policies.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios.

The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services.

The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to its provision of investment management services, Advantus also provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other services providers to the Fund and Portfolios) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund.

The directors considered the quality and increasing scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Julius Baer Investments Limited

In addition to the directors annual evaluation and approval of the Advisory Agreement between each Portfolio and Advantus, at the board meeting held on January 26, 2006, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Julius Baer Investments Limited ("Julius Baer") relating to the International Bond Portfolio.

In addition to the directors' review and consideration of the investment performance of the International Bond Portfolio (discussed above) and of the Portfolio's total expenses, the directors also requested and evaluated other information, including a report on Julius Baer's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio is being managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Julius Baer reflected in the Fund's registration statement are complete and accurate, and assurance that Julius Baer, in its management of the Portfolio, is operating in full compliance with applicable laws, regulations and exemptive orders. The directors also requested and reviewed a summary of Julius Baer's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Julius Baer's profitability in managing the Portfolio, but noted that sub-advisers such as Julius Baer do not typically disclose this proprietary information, and further noted that the sub-advisory agreement (including Julius Baer's fees) had been negotiated by Advantus Capital on an arms' length basis.

The directors also noted that, earlier in the year, the International Bond Portfolio's portfolio manager and certain other Julius Baer personnel had attended and made a detailed presentation on the Portfolio and Julius Baer to the board.

The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with counsel, including independent legal counsel, at which no representatives of Advantus, Julius Baer or their respective affiliates were present.

Based on the foregoing factors, the directors concluded that Julius Baer has provided the International Bond Portfolio with high quality advisory services during and prior to the last year.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. One of the directors is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Fund primarily by reason of her engagement as officer of the Fund's investment adviser, Advantus Capital Management, Inc. ("Advantus Capital"), or as officer of companies affiliated with Advantus Capital, including Minnesota Life Insurance Company ("Minnesota Life"). The remaining directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, Advantus Capital, Minnesota Life or their other affiliates. 75 percent of the Board of Directors is comprised of Independent Directors.

The individuals listed in the table below serve as directors and officers of the Fund, consisting of 9 portfolios, for which Advantus Capital serves as the investment adviser). Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Age	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Directors

Dianne M. Orbison Age: 54	President since July 25, 2002 Director since December 28, 2004	President, Chief Investment Officer, Treasurer and Director, Advantus Capital Management, Inc.; Senior Vice President, Minnesota Life Insurance Company; Vice President, Minnesota Mutual Companies, Inc.; Senior Vice President, Securian Financial Group, Inc.; Vice President, Securian Holding Company; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); President, Treasurer and Director, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital)

Independent Directors

Ralph D. Ebbott Age: 79	Director since October 22, 1985	Retired, Vice President and Treasurer of Minnesota Mining and Manufacturing Company (industrial and consumer products) through June 1989

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Age	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

William C. Melton Age: 58	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Dorothy J. Bridges Age: 51	Director since December 28, 2004	President and Chief Executive Officer, Franklin National Bank of Minneapolis since 1999; member, Franklin National Bancorporation since 1999; member, Federal Reserve Bank's Consumer Advisory Council since 2006

Other Executive Officers

Vicki L. Bailey Age: 50	Chief Compliance Officer since July 2004	Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Second Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Age	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers — continued

Gary M. Kliest Age: 46	Vice President and Treasurer since July 24, 2003	Financial Vice President and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 Age: 61	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors, and is available, without charge, upon request. You may request a copy of the current SAI by telephoning Minnesota Life, toll free, at (800) 995-3850.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current Variable Annuity Performance Report (MOA Classic, MOA Achiever or MOA Advisor), Adjustable Income Annuity Performance Report, Variable Fund D Performance Report, Variable Group Universal Life Portfolio Performance And Historical Policy Values Report and Variable Adjustable Life (VAL, VAL - SD, VAL Horizon, VAL Summit or VAL Survivor) Portfolio Performance And Historical Policy Values Report, respectively.

You should consider the investment objectives, risks, charges and expenses of a Portfolio and the variable insurance product carefully before investing. The Portfolio and variable insurance product prospectuses contain this and other information. Please read the prospectuses carefully before investing.

SECURIAN FINANCIAL SERVICES, INC.

SECURITIES DEALER, MEMBER NASD/SIPC

400 ROBERT STREET NORTH

ST. PAUL, MN 55101-2098

(1.888.237.1838)

A02214-0706

About Minnesota Life

Founded in 1880, Minnesota Life Insurance Company serves millions of people with a wide range of insurance and investment products for individuals, families and businesses. We provide more than $390 billion of life insurance protection and manage more than $26 billion in assets. One of the most highly-rated life insurers in America, we will be there when our clients need us.

Minnesota Life Insurance Company

A Securian Financial Group Affiliate

400 Robert Street North

St. Paul, MN 55101-2098

Minnesota Life Insurance Company

A Securian Financial Group Affiliate

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD

U.S. POSTAGE PAID

CAROL STREAM, IL

PERMIT NO. 1

CHANGE SERVICE REQUESTED

©2001 Minnesota Life Insurance Company.

All rights reserved.

F34490 Rev 8-2006

ITEM 2.                CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.                AUDIT COMMITTEE FINANCIAL EXPERT.

The board of directors of the registrant has determined that Ralph D. Ebbott, a member of the board’s audit committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Ebbott as the audit committee’s financial expert.  Mr. Ebbott is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.                AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.               DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.               PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a nominating committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The nominating committee, which operates in accordance with a separate nominating committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the nominating committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the nominating committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the nominating committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the nominating committee does not at present consider nominees recommended by shareholders.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                     Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Dianne M. Orbison
Dianne M. Orbison, President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianne M. Orbison
Dianne M. Orbison, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer Officer)

Date: September 7, 2006